                                                                                                     File No. 333-

As filed on March 5, 2004

                                          U.S. SECURITIES AND EXCHANGE COMMISSION

                                                   Washington, DC 20549

                                                         FORM N-14
                                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                              Pre-Effective Amendment No. |_|
                                             Post-Effective Amendment No. |_|
                                             (Check appropriate box or boxes)

                                                  American Skandia Trust
                                    (Exact Name of Registrant as Specified in Charter)

                                                      (203) 926-1888
                                             (Area Code and Telephone Number)

                                                    One Corporate Drive
                                                     Shelton, CT 06484
                                          Address of Principal Executive Offices:
                                          (Number, Street, City, State, Zip Code)

                                                 Edward P. Macdonald, Esq.
                                        Assistant Secretary, American Skandia Trust
                                                    One Corporate Drive
                                                     Shelton, CT 06484
                                          Name and Address of Agent for Service:
                                       (Number and Street) (City) (State) (Zip Code)

                                                        Copies to:

                                                    Chris Palmer, Esq.
                                                      Shea & Gardner
                                               1800 Massachusetts Avenue, NW
                                                  Washington, D.C. 20036

                                 Approximate Date of Proposed Public Offering: As soon as
                              practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON APRIL 5, 2003, PURSUANT
TO RULE 488 UNDER THE SECURITIES ACT OF 1933, AS AMENDED.

Title of the securities being registered:  Shares of beneficial interest of the AST PIMCO Total Return Bond Portfolio of
American Skandia Trust.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company
Act of 1940, as amended.

                                                                                                                 American Skandia Life
                                                                                                                 Assurance Corporation
                                                                                                                   One Corporate Drive
                                                                                                                          P.O. Box 883
                                                                                                                Shelton, CT 06484-0883
                                                                                                              Telephone (203) 926-1888
                                                                                                                    Fax (203) 929-8071

April ___, 2004

Dear Valued Customer,

As an American Skandia Life Assurance  Corporation  ("ASLAC")  contract owner or policy holder who beneficially  owns shares of the AST
DeAM Bond Portfolio ("DeAM  Portfolio") of American Skandia Trust (the "Trust"),  you are cordially invited to a special meeting of the shareholders of the DeAM Portfolio to be held at the offices of ASLAC, One Corporate Drive, Shelton, CT, on April __, 2004 at ____ a.m.

The special  meeting is very important to the future of the DeAM Portfolio.  At the special  meeting,  shareholders  are being asked to approve or disapprove, as more fully described in the attached  Prospectus/Proxy  Statement, a Plan of Reorganization that would result in shares of the DeAM Portfolio  that you  beneficially  own being  exchanged for those of the AST PIMCO Total Return Bond Portfolio of the Trust ("PIMCO  Portfolio" and, together with DeAM Portfolio,  the  "Portfolios").  The Trustees of the Trust unanimously  recommend that you consider and approve this proposal.  If the  shareholders of the DeAM Portfolio  approve the proposal,  you will  beneficially own  shares of the PIMCO  Portfolio  equal in value to your  investment  in the PIMCO  Portfolio.  You will no longer own shares of the
DeAM Portfolio, and the DeAM Portfolio will no longer exist.

You will not have a taxable gain or loss on the exchange of your shares in the proposed transaction.

American Skandia Investment Services,  Incorporated and Prudential Investments LLC, the Portfolios'  investment managers,  believe that combining the assets of the Portfolios is appropriate  and that the single,  larger fund that would result from the  transaction may be able to benefit from reduced  trading  costs and  increased  operational  efficiencies,  leading to reductions in the expenses that are borne by shareholders for the operation of the DeAM Portfolio.

Your  vote is  important  no  matter  how  large or small  your  holdings  are.  We urge  you to read the  Prospectus/Proxy  Statement thoroughly and to indicate your voting  instructions  on the enclosed  Proxy Card(s),  date and sign it, and return it promptly in the envelope  provided  to be received by  American  Skandia on or before the close of  business  on April __,  2004.  The shares that you beneficially  own will be voted in accordance  with  instructions  received by that date.  All shares of the DeAM  Portfolio for which instructions  are not  received  will be voted in the same  proportion  as the votes  cast by  contract  owners  on the  proxy  issues presented.

Any  questions  or  concerns  you may  have  regarding  the  special  meeting  or the  proxy  should  be  directed  to your  financial representative.

Sincerely,

David R. Odenath, Jr.
President and Chief Executive Officer
American Skandia Life Assurance Corporation

                                                   SPECIAL MEETING OF SHAREHOLDERS
                                                    OF THE AST DeAM BOND PORTFOLIO
                                                                  OF
                                                        AMERICAN SKANDIA TRUST

                                                              To be held
                                                            April __, 2004

To the Shareholders of the AST DeAM Bond Portfolio of American Skandia Trust:

         Notice is hereby given that a Special Meeting of Shareholders  of the AST DeAM Bond Portfolio  ("DeAM  Portfolio") of American
Skandia Trust (the "Trust"),  will be held at One Corporate  Drive,  Shelton,  Connecticut  06484 on April __, 2004 at ___ a.m. Eastern
Time, or at such adjourned time as may be necessary to vote (the "Meeting"), for the following purposes:

         I.       To approve a Plan of  Reorganization of the Trust on behalf of the DeAM Portfolio and the AST PIMCO Total Return Bond
Portfolio of the Trust ("PIMCO  Portfolio"),  that provides for the acquisition of  substantially  all of the assets of PIMCO Portfolio in exchange for shares of the DeAM  Portfolio,  the  distribution of such shares to the  shareholders  of the DeAM  Portfolio,  and the complete liquidation and dissolution of the DeAM Portfolio.

II.      To transact such other business as may properly come before the Meeting or any adjournment thereof.

A copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

         The matters referred to above are discussed in detail in the Prospectus/Proxy Statement attached to this Notice.  The Board of Trustees has fixed the close of business on March 2, 2004 as the record date for determining shareholders entitled to notice of, and to vote at, the Meeting, and only holders of record of shares at the close of business on that date are entitled to notice of, and to vote at, the Meeting.  Each share of the DeAM Portfolio is entitled to one vote on each proposal.

         You are  cordially  invited to attend the Meeting.  If you do not expect to attend,  you are  requested to complete,  date and sign the  enclosed  form of proxy and return it  promptly  in the  envelope  provided  for that  purpose.  Alternatively,  you may vote electronically  as  described  in the  Prospectus/Proxy  Statement.  The  enclosed  proxy is being  solicited on behalf of the Board of
Trustees.

YOUR  VOTE IS  IMPORTANT.  IN  ORDER TO AVOID  THE  UNNECESSARY  EXPENSE  OF  FURTHER  SOLICITATION,  WE URGE  YOU TO  INDICATE  VOTING
INSTRUCTIONS ON THE ENCLOSED  PROXY,  DATE AND SIGN IT, AND RETURN IT PROMPTLY IN THE ENVELOPE  PROVIDED,  NO MATTER HOW LARGE OR SMALL
YOUR  HOLDINGS  MAY BE.  YOU MAY  REVOKE  IT AT ANY TIME  PRIOR TO ITS USE.  THEREFORE,  BY  APPEARING  AT A  MEETING,  AND  REQUESTING
REVOCATION PRIOR TO THE VOTING, YOU MAY REVOKE THE PROXY AND YOU CAN THEN VOTE IN PERSON.

                                    By order of the Board of Trustees

                                    Edward P. Macdonald
                                    Assistant Secretary
                                    American Skandia Trust

March __, 2004

                                                PROSPECTUS/PROXY STATEMENT
                                                     TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----
Cover Page.................................................................................................
Summary  ..................................................................................................
         The Proposal......................................................................................
         Shareholder voting................................................................................
Comparisons of Some Important Features of the Portfolios...................................................
         The investment objective and strategies of the Portfolios.........................................
         Other Non-Fundamental Investment Policies of the Portfolios.......................................
         Fundamental Investment Restrictions of the Portfolios.............................................
         Risks of Investing in the Portfolios..............................................................
         Management of the Trust and the Portfolios........................................................
         Valuation.........................................................................................
         Distribution Plan.................................................................................
         Purchases, Redemptions, Exchanges and Distributions...............................................
         Fees and expenses.................................................................................
         Expense examples..................................................................................
         Other key features of the Portfolios..............................................................
Reasons for the Transaction................................................................................
Information about the Transaction..........................................................................
         Closing of the Transaction........................................................................
         Expenses of the Transaction.......................................................................
         Tax Consequences of the Transaction...............................................................
         Characteristics of the AST PIMCO Total Return Portfolio shares....................................
         Capitalization of the Portfolios and Capitalization after the Transaction.........................
Voting Information.........................................................................................
         Required vote.....................................................................................
         How to vote.......................................................................................
         Revoking proxies..................................................................................
         Other matters.....................................................................................
         Who may vote......................................................................................
         Solicitation of proxies...........................................................................
Additional Information about the Trust and the Portfolios..................................................
Principal Holders of Shares................................................................................
Exhibits to Prospectus/Proxy Statement.....................................................................
         Exhibit A - Plan of Reorganization (attached).....................................................A-1
         Exhibit B - Prospectus for the AST PIMCO Total Return Bond Portfolio
                  dated May 1, 2003.....................................................................(enclosed)
         Exhibit C - AST Annual Report to Shareholders for fiscal year ended
                  December 31, 2002.....................................................................(enclosed)

                                                  AMERICAN SKANDIA TRUST
                                                    One Corporate Drive
                                                       P.O. Box 883
                                                Shelton, Connecticut 06484

                                                PROSPECTUS/PROXY STATEMENT
                                                   Dated April ___, 2004

                                             Acquisition of the Assets of the

                                                  AST DeAM Bond Portfolio

                        By and in exchange for shares of the AST PIMCO Total Return Bond Portfolio

         This Prospectus/Proxy  Statement is furnished in connection with a Special Meeting (the "Meeting") of shareholders of the AST DeAM Bond  Portfolio (the "DeAM  Portfolio"),  a series of American  Skandia Trust (the "Trust"),  called by the
Trust to approve or disapprove a Plan of  Reorganization  (the  "Plan").  If  shareholders  of the DeAM  Portfolio  vote to approve  the Plan,  you will  receive  shares of the AST PIMCO Total  Return Bond  Portfolio  (the "PIMCO  Portfolio"  and,
together with the DeAM Portfolio,  each, a "Portfolio" and collectively,  the  "Portfolios"),  a series of the Trust, equal in value to your  investment  in shares of the DeAM  Portfolio,  as provided in the Plan and  described  at greater  length below.  The DeAM Portfolio will then be liquidated and dissolved.

         The   Meeting   will  be  held  at  One   Corporate   Drive,   Shelton,   Connecticut   06484  on  [  ],  2004  at
[ ]  [a.m.][p.m.]  Eastern  time.  The  Board of  Trustees  of the  Trust is  soliciting  these  proxies  on  behalf of the
DeAM   Portfolio.   This   Prospectus/Proxy   Statement   will   first   be   sent   to   shareholders   on  or   about   [
], 2004.

         The Trust serves  primarily  as an  underlying  mutual fund for  variable  annuity  contracts  and  variable  life
insurance  policies  ("variable  insurance  products")  issued  by  life  insurance  companies   ("Participating  Insurance
Companies"),  including American Skandia Life Assurance  Corporation  ("ASLAC"),  an affiliate of ASISI. ASLAC holds assets invested  in these  contracts  and  policies  in various  variable  accounts,  each of which is divided  into  sub-accounts investing  exclusively in a mutual fund or in a portfolio of a mutual fund.  Therefore,  variable  annuity  contract owners and variable life  insurance  policy  holders  ("Contractowners")  who have  allocated  their account  values to applicable sub-accounts of the American  Skandia Life Assurance  Corporation  Variable  Account B are indirectly  invested in the DeAM
Portfolio  through  their  contracts or policies and should  consider  themselves  shareholders  of the DeAM  Portfolio for purposes of this  Prospectus/Proxy  Statement.  ASLAC is required to offer  Contractowners  the opportunity to instruct it, as owner of record of shares held in the DeAM Portfolio by its separate  accounts,  as to how it should vote on the Plan at the Meeting and at any adjournments thereof.

         The investment  objectives of the Portfolios are comparable.  The investment objective of the DeAM Portfolio is to seek a high  level of  income,  consistent  with the  preservation  of  capital.  The  investment  objective  of the  PIMCO
Portfolio  is to  seek  to  maximize  total  return,  consistent  with  preservation  of  capital  and  prudent  investment management.

         This Prospectus/Proxy  Statement gives the information about the proposed reorganization and issuance of shares of the PIMCO  Portfolio  that you should  know  before  investing.  You  should  retain it for  future  reference.  Additional information  about the PIMCO  Portfolio and the proposed  reorganization  has been filed with the  Securities  and Exchange
Commission ("SEC") and can be found in the following documents:

|_|      The  Prospectus  for  the  Portfolios  dated  May  1,  2003  is  included  with  and  considered  a part  of  this
     Prospectus/Proxy Statement.

|_|      The Trust's  Annual  Report to  Shareholders  for the fiscal year ended on December 31, 2003 is included  with and considered a part of this Prospectus/Proxy Statement.

|_|      A Statement of Additional  Information  ("SAI") relating to this  Prospectus/Proxy  Statement dated April __, 2004 has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

         You may request a free copy of the SAI relating to this  Prospectus/Proxy  Statement or other documents related to the Trust  without  charge by calling  1-800-752-6342  or by writing to the Trust at One  Corporate  Drive,  P.O.  Box 883,
Shelton, CT 06484.

         The SEC has not approved or  disapproved  these  securities  or passed upon the adequacy of this  Prospectus/Proxy
Statement.  Any representation to the contrary is a criminal offense.

         Mutual fund  shares are not  deposits or  obligations  of, or  guaranteed  or endorsed  by, any bank,  and are not insured by the Federal  Deposit  Insurance  Corporation  or any other U.S.  government  agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY

         This is only a summary of certain information  contained in this Prospectus/Proxy  Statement.  You should read the more complete information in the rest of this  Prospectus/Proxy  Statement,  including the Plan (attached as Exhibit A) and the Prospectus for the Portfolios (attached as Exhibit B).

The Proposal

         You are being asked to consider and approve a Plan of  Reorganization  that will have the effect of combining  the
DeAM  Portfolio and the PIMCO  Portfolio into a single mutual fund. If  shareholders  of the DeAM Portfolio vote to approve the Plan, the assets of the DeAM  Portfolio  will be transferred to the PIMCO  Portfolio in exchange for a then equal value of shares of the PIMCO  Portfolio.  Shareholders  of the DeAM Portfolio will have their shares  exchanged for shares of the
PIMCO  Portfolio  of equal  dollar  value  based upon the value of the shares at the time the DeAM  Portfolio's  assets are transferred  to the PIMCO  Portfolio.  After the  transfer of assets and exchange of shares have been  completed,  the DeAM
Portfolio  will be  liquidated  and  dissolved.  The  proposed  reorganization  is  referred  to in  this  Prospectus/Proxy
Statement as the  "Transaction."  As a result of the Transaction,  you will cease to be a shareholder of the DeAM Portfolio and will become a shareholder of the PIMCO Portfolio.

         For the reasons set forth in the "Reasons  for the  Transaction"  section,  the Board of Trustees of the Trust has determined  that  the  Transaction  is in the best  interests  of the  shareholders  of the DeAM  Portfolio  and the  PIMCO
Portfolio,  and has also  concluded  that no dilution in value would result to the  shareholders  of either  Portfolio as a result of the Transaction.

The Board of Trustees of the Trust,  on behalf of the DeAM  Portfolio  and the PIMCO  Portfolio,  has approved the Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting

         Shareholders  who own shares of the DeAM  Portfolio at the close of business on March 2, 2004 (the "Record  Date")
will be  entitled  to  instruct  ASLAC  how to vote at the  Meeting,  and  will be  entitled  to give  voting  instructions equivalent  to one vote for each full  share and a  fractional  vote for each  fractional  share that they hold of the DeAM
Portfolio.  To approve the Transaction for the  reorganization  of the DeAM Portfolio,  the affirmative vote of the holders of a majority  of the total  number of shares of capital  stock of the DeAM  Portfolio  outstanding  and  entitled  to vote thereon must be voted in favor of the Plan.

         Please provide voting  instructions  as soon as you receive this  Prospectus/Proxy  Statement.  You may place your voting  instructions  to ASLAC by completing  and signing the enclosed  ballot (the "proxy card") or by phone.  If you vote by either of these  methods,  your  votes will be  officially  cast at the  Meeting by ASLAC  acting  through  the  persons appointed as proxies.

         You can revoke or change your voting  instructions  at any time until the vote is taken at the  Meeting.  For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The investment objective and strategies of the Portfolios

         This section  describes the investment  policies of the DeAM Portfolio and the PIMCO Portfolio and the differences between them. For a complete  description of the investment  policies and risks of the DeAM Portfolio,  you should read the
Prospectus for the Portfolios that is enclosed with this Prospectus/Proxy Statement.

         The investment  objectives of the Portfolios are comparable.  The investment objective of the DeAM Portfolio is to seek a high  level of  income,  consistent  with the  preservation  of  capital.  The  investment  objective  of the  PIMCO
Portfolio  is to  seek  to  maximize  total  return,  consistent  with  preservation  of  capital  and  prudent  investment management.  The  investment  objectives  for the  Portfolios  are  non-fundamental  policies  and can be  changed  without shareholder approval.

         The DeAM Portfolio and the PIMCO Portfolio invest  primarily in fixed income  securities.  Each Portfolio  pursues its  investment  objective  through  various  investment  strategies  that are employed by the  Portfolio's  sub-advisor  (
"Sub-advisor").

         The DeAM Portfolio will have a non-fundamental  policy to invest, under normal circumstances,  at least 80% of the value of its  assets in fixed  income  securities.  The DeAM  Portfolio  pursues  its  investment  objective  by  investing primarily in  intermediate-term,  U.S. Treasury and higher-quality  corporate,  mortgage-backed  and asset-backed,  taxable municipal  and  tax-exempt  municipal  bonds.  The DeAM  Portfolio  invests  primarily  in  investment  grade fixed  income securities rated within the top three rating  categories of a nationally  recognized rating  organization.  For the purpose of its investment  policies,  the Sub-advisor for the DeAM Portfolio  considers fixed income  investments to include bonds,
notes  (including  structured  notes),  mortgage-related  securities,   asset-backed  securities,  convertible  securities,
eurodollar and Yankee dollar  instruments,  preferred stocks and money market  instruments.  Fixed income securities may be issued by U.S.  and foreign  corporations  or  entities;  U.S.  and  foreign  banks;  the U.S.  government,  its  agencies, authorities,  instrumentalities or sponsored  enterprises;  state and municipal governments;  supranational  organizations;
and foreign  governments  and their  subdivisions.  These  securities may have all types of interest rate payment and reset terms,  including  fixed rate,  adjustable  rate,  zero  coupon,  contingent,  deferred,  payment-in-kind  and auction rate features.

         The  Sub-advisor for the DeAM Portfolio  generally  takes a "bottom up" approach to building the DeAM  Portfolio's investment  portfolio.  That is, in selecting  investments,  the  Sub-advisor  identifies  securities  and sectors which it believes are undervalued  relative to the market rather than relying on interest rate forecasts.  The Sub-advisor  uses the following  process in  selecting  investments:  (i) assigns a relative  value,  based on credit  worthiness,  cash flow and price, to each bond; (ii) determines the intrinsic  value of each issue by examining  credit,  structure,  option value and liquidity  risks;  (iii) uses  credit  analysis to  determine  the  issuer's  ability to fulfill  its  contracts;  and (iv)
subordinates sector weightings to individual bonds that may add above-market value.

         Although the Sub-advisor for the DeAM Portfolio intends to maintain a dollar weighted  effective average portfolio maturity of five to ten years,  there are no maturity  restrictions on the overall  portfolio or on individual  securities.
The dollar weighted average portfolio  maturity may be shorter than the stated maturity due to several factors,  including, but not limited to, prepayment patterns, call dates and put features.

         The PIMCO  Portfolio  will invest,  under normal  circumstances,  at least 80% of the value of its assets in fixed
income  securities,   including:   (i)  securities  issued  or  guaranteed  by  the  U.S.   government,   its  agencies  or
government-sponsored  enterprises;  (ii)  corporate debt  securities of U.S. and non-U.S.  issuers,  including  convertible securities and corporate commercial paper; (iii) mortgage and other asset-backed  securities;  (iv) inflation-indexed bonds issued by both governments and corporations;  (v) structured notes, including hybrid or "indexed" securities,  event-linked bonds and loan  participations;  (vi) delayed funding loans and revolving  credit  securities;  (vii) bank  certificates of deposit,  fixed time deposits and bankers'  acceptances;  (viii) repurchase  agreements and reverse repurchase  agreements;
(ix) debt securities  issued by state or local  governments and their agencies and  government-sponsored  enterprises;  (x)
obligations  of  foreign  governments  or their  subdivisions,  agencies  and  government-sponsored  enterprises;  and (xi)
obligations of international agencies or supranational entities.

         The PIMCO Portfolio  holdings will be focused in the areas of the bond market that the Sub-advisor  believes to be relatively  undervalued.  In selecting fixed income securities,  the Sub-advisor generally follows a "top down" approach by using economic  forecasting,  interest rate  anticipation,  credit and call risk analysis,  foreign currency  exchange rate forecasting,  and other  securities  selection  techniques.  The proportion of the PIMCO  Portfolio's  assets  committed to investment in securities with particular  characteristics  (such as maturity,  type and coupon rate) will vary based on the
Sub-advisor's outlook for the U.S. and foreign economies, the financial markets, and other factors.

         The  management of duration is one of the  fundamental  tools used by the  Sub-advisor.  The PIMCO  Portfolio will invest in fixed-income  securities of varying  maturities.  The average portfolio duration of the PIMCO Portfolio generally will vary  within a three- to  six-year  time frame based on the  Sub-advisor's  forecast  for  interest  rates.  The PIMCO
Portfolio  can and  routinely  does invest in certain  complex  fixed  income  securities  (including  mortgage-backed  and asset-backed  securities) and engage in a number of investment practices  (including futures,  swaps and dollar rolls) that many other fixed  income  funds do not  utilize.  The PIMCO  Portfolio  may invest up to 10% of its assets in fixed  income securities  that are rated below  investment  grade ("junk bonds") or, if unrated,  determined by the  Sub-advisor to be of comparable quality.

         Thus,  each  Portfolio  pursues its  objective in a different  manner.  The DeAM  Portfolio  generally  follows as
"bottom  up"  approach,  while the PIMCO  Portfolio  generally  follows a "top down"  approach to  security  selection.  In addition, the DeAM Portfolio will generally have a longer average maturity as compared to the PIMCO Portfolio.

Other non-fundamental investment policies of the Portfolios

         As noted above, each Portfolio invests primarily in fixed income  securities.  Under certain  circumstances,  each
Portfolio may invest a portion of its assets in other types of investments  or employ  alternative  investment  strategies.
As described  more fully below,  each  Portfolio may have  limitations  on the extent to which it may pursue these types of investments,  however,  the PIMCO  Portfolio has greater  flexibility  with respect to investing its assets in  investments other than fixed income securities, such as derivative investments, which are described below.

         In addition to the  investments  described  above,  the DeAM Portfolio may invest up to 15% of its total assets in investment  grade fixed income  securities  rated within the fourth highest rating category and may invest up to 25% of its total assets in U.S.  dollar-denominated  securities of foreign issuers and governments.  The DeAM Portfolio may hold up to
20% of its  total  assets  in cash or money  market  instruments  in order  to  maintain  liquidity,  or in the  event  the
Sub-advisor  determines  that  securities  meeting the DeAM  Portfolio 's investment  objective  are not otherwise  readily available for purchase.

         The PIMCO  Portfolio may invest up to 20% of its assets in securities  denominated  in foreign  currencies and may invest beyond this limit in U.S.  dollar-denominated  securities of foreign  issuers.  The PIMCO Portfolio may invest up to
10% of its assets in  securities of issuers based in developing  countries (as  determined by the  Sub-advisor).  The PIMCO
Portfolio may buy and sell foreign  currency  futures  contracts  and options on foreign  currencies  and foreign  currency futures  contracts,  and enter into  forward  foreign  currency  exchange  contracts  for the  purpose of hedging  currency exchange  risks arising from the PIMCO  Portfolio's  investment or  anticipated  investment  in securities  denominated  in foreign currencies.

         In addition,  the PIMCO  Portfolio may purchase and write call and put options on securities,  securities  indices and on foreign  currencies.  The PIMCO  Portfolio  may invest in interest  rate  futures  contracts,  stock  index  futures contracts  and foreign  currency  futures  contracts  and options  thereon that are traded on U.S. or foreign  exchanges or boards of trade.  The PIMCO  Portfolio may also enter into interest  rate,  index,  credit and currency  exchange rate swap agreements  for the  purposes of  attempting  to obtain a desired  return at a lower cost than if the PIMCO  Portfolio  had invested  directly in an  instrument  that yielded the desired  return.  The PIMCO  Portfolio  may use these  techniques to hedge  against  changes  in  interest  rates,  currency  exchange  rates or  securities  prices  or as part of its  overall investment strategy.

         Although the Portfolios do not expect to do so  ordinarily,  during  periods of adverse  market  conditions,  each
Portfolio may invest all or  substantially  all of its assets  temporarily  in a defensive  manner.  When investing in this manner, the Portfolios may invest in high-grade,  short-term,  fixed-income  securities (which may include U.S.  Government securities)  or hold its assets in cash.  While a Portfolio  is in a defensive  position,  the  opportunity  to achieve its investment objective will be limited.

Fundamental investment restrictions of the Portfolios

         As noted above, a Portfolio may not change a fundamental  investment restriction without the prior approval of its shareholders.  Each Portfolio has adopted similar fundamental  investment  restrictions,  which limit a Portfolio's ability to: (i) issue senior securities;  (ii) borrow money (except for  non-leveraging,  temporary or emergency  purposes);  (iii)
underwrite  securities;  (iv)  purchase or sell real estate;  (v) purchase or sell  physical  commodities;  (vi) make loans
(except for certain securities lending  transactions);  and (vii) concentrate its investments by investing more than 25% of the value of the  Portfolio's  assets in  securities  of issuers  having their  principal  business  activities in the same industry.

         The Portfolios have adopted fundamental investment  restrictions to diversify their investments in accordance with the requirements for a "diversified  fund" under the Investment Company Act.  Accordingly,  each Portfolio is considered to be a  "diversified  fund" under the Investment  Company Act, as well as the Internal  Revenue Code of 1986, as amended (the
"Code").  This means that, with respect to 75% of the value of a Portfolio's  total assets,  the Portfolio invests in cash, cash  items,  obligations  of the U.S.  Government,  its  agencies or  instrumentalities,  securities  of other  investment companies and "other  securities."  The "other  securities" are subject to the  requirement  that not more than 5% of total assets of the Portfolio  will be invested in the  securities  of a single issuer and that the Portfolio  will not hold more than 10% of any single issuer's  outstanding  voting securities.  Accordingly,  a Portfolio may not purchase the securities of any issuer if, as a result,  the Portfolio  would fail to be a diversified  company within the meaning of the Investment
Company Act and the rules and regulations promulgated thereunder.

Risks of investing in the Portfolios

         Like all  investments,  an investment  in the  Portfolios  involves  risk.  There is no assurance  that any of the
Portfolios  will meet its  investment  objective.  Generally,  over the long term,  the  return  obtained  by mutual  funds investing  primarily in fixed income securities,  such as the Portfolios,  are not expected to be as great as that obtained by mutual funds that invest  primarily in equity  securities.  At the same time, the risk and price  fluctuation of a fixed income fund is expected to be less than that of an equity fund,  so that a fixed income fund is generally  considered to be a  more  conservative  investment.  Nevertheless,  declines  in  fixed  income  funds,  such  as  the  Portfolios,  may  be substantial.  In addition,  there are certain risks that are associated with the particular  investment strategies employed by each Portfolio.

         The DeAM  Portfolio  is  subject  to the  general  risks and  considerations  associated  with  investing  in such securities,  including  market  fluctuation,  interest  rate risk,  credit risk and  maturity  risk.  Deteriorating  market conditions  may cause an overall  weakness  in the market that  reduces the  absolute  level of  securities  prices in that market.  The value of an investment in the DeAM Portfolio will change as market  interest  rates  fluctuate.  When interest rates  rise,  the prices of debt  securities  are likely to  decline,  and when  interest  rates  fall,  the prices of debt securities  tend to rise.  The longer the  maturity  of a security,  the  greater the effect a change in interest  rates is likely to have on its price.  The DeAM Portfolio is also subject to credit risk,  which is the  possibility  that an issuer of a security  will default or become unable to meet its  obligation.  Generally,  the lower the rating of a security,  the higher its degree of credit risk.

         Like other fixed income  funds,  the PIMCO  Portfolio is subject to market risk.  Bond values  fluctuate  based on changes in interest rates,  market conditions,  investor  confidence and announcements of economic,  political or financial information.  Generally,  the value of fixed income securities will change inversely with changes in market interest rates.
As interest  rates rise,  market  value tends to  decrease.  This risk will be greater for  long-term  securities  than for short-term securities.  Certain  mortgage-backed and asset-backed  securities and derivative instruments in which the PIMCO
Portfolio may invest may be  particularly  sensitive to changes in interest  rates.  The PIMCO Portfolio is also subject to credit risk,  which is the  possibility  that an issuer of a security (or a  counterparty  to a derivative  contract)  will default or become unable to meet its obligation.

         The  average  duration  or  maturity  of the DeAM  Portfolio  generally  will be  longer  than  that of the  PIMCO
Portfolio.  Investment  companies that invest  primarily in fixed income  securities  having longer  average  maturities or durations  can be  expected  to be subject to a greater  level of risk than  shorter-term  funds.  Because  the  Portfolios invest  primarily in  high-quality  fixed income  securities,  the level of risk to which the DeAM  Portfolio and the PIMCO
Portfolio are subject can be expected to be less than most equity funds.  Nonetheless,  the fixed income securities held by these  Portfolios  can  decline in value  because  of changes in their  quality,  in market  interest  rates,  or for other reasons.  While the complex  fixed income  investment  practices  employed by the PIMCO  Portfolio are designed to increase return or hedge its  investments,  these types of investment  practices may increase the investment risk to which the PIMCO
Portfolio is subject.

         For more information about the risks associated with the Portfolios'  investment  strategies,  see the Portfolios'
Prospectus,  and  for a more  detailed  discussion  of the  Portfolios'  investments,  see  the  Portfolios'  Statement  of
Additional Information, both of which are incorporated into this Proxy Statement by reference.

Federal Income Tax Considerations

         Each Portfolio is treated as a separate  entity for federal income tax purposes.  Each Portfolio has qualified and elected or intends to qualify and elect to be treated as a "regulated  investment  company" under Subchapter M of the Code, and intends to continue to so qualify in the future.  As a regulated  investment  company,  a Portfolio  must,  among other things, (a) derive at least 90% of its gross income from dividends,  interest,  payments with respect to loans of stock and securities,  gains from the sale or other disposition of stock,  securities or foreign currency and other income (including but not limited to gains from options,  futures,  and forward  contracts) derived with respect to its business of investing in such stock,  securities or foreign  currency;  and (b) diversify its holdings so that, at the end of each quarter of its taxable year,  (i) at least 50% of the value of the  Portfolio's  total assets is  represented  by cash,  cash items,  U.S.
Government  securities,  securities of other regulated  investment  companies,  and other securities limited, in respect of any one issuer,  to an amount not greater  than 5% of the  Portfolio's  total  assets,  and 10% of the  outstanding  voting securities  of such issuer,  and (ii) not more than 25% of the value of its total assets is invested in the  securities  of any one issuer  (other than U.S.  Government  securities  or  securities of other  regulated  investment  companies).  As a regulated  investment  company, a Portfolio (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its  shareholders,  provided that at least 90% of its net investment  income and realized net  short-term  capital gain in excess of net long-term  capital loss for the taxable year is distributed in accordance with the Code's timing requirements

         The Transaction may entail various tax  consequences,  which are discussed under the caption "Tax  Consequences of the Transaction."

Management of the Trust and the Portfolios

         American Skandia Investment Services, Inc. ("ASISI"),  One Corporate Drive, Shelton,  Connecticut,  and Prudential
Investments LLC ("PI"),  Gateway Center Three, 100 Mulberry Street,  Newark, New Jersey, jointly serve as co-managers (each an "Investment  Manager" and together the "Investment  Managers") pursuant to an investment  management  agreement with the
Trust on behalf of each Portfolio (the "Management  Agreement").  Under the Management Agreement,  PI, as co-manager,  will provide supervision and oversight of ASISI's investment  management  responsibilities  with respect to the Trust.  Pursuant to the Management  Agreement,  the Investment  Managers jointly administer each Portfolio's  business affairs and supervise each  Portfolio's  investments.  Subject to approval  by the Board of  Trustees,  the  Investment  Managers  may select and employ one or more  sub-advisors  for a Portfolio,  who will have primary  responsibility  for determining what investments the  Portfolio  will  purchase,  retain and sell.  Also subject to the approval of the Board of  Trustees,  the  Investment
Managers may reallocate a Portfolio's assets among sub-advisors  including (to the extent legally  permissible)  affiliated sub-advisors, consistent with a Portfolio's investment objectives.

         The Trust has obtained an exemption  from the SEC that permits an Investment  Manager to change  sub-advisors  for each of its series,  including the Portfolios and to enter into new sub-advisory  agreements without obtaining  shareholder approval of the such  changes.  Any such  sub-advisor  change  would be subject to approval by the Board of Trustees of the
Trust.  This  exemption  (which is similar to  exemptions  granted to other  investment  companies  that are  operated in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and  management of the  sub-advisors  by the Investment Managers and the Trustees of the Trust.

         With respect to the Portfolios,  the Investment Managers currently engage the following Sub-advisors to manage the investments of the Portfolios in accordance with the  Portfolio's  investment  objective,  policies and limitations and any
investment  guidelines  established  by  the  Investment  Managers.  Each  Sub-advisor  is  responsible,   subject  to  the
supervision  and control of the Investment  Managers,  for the purchase,  retention and sale of securities in a Portfolio's investment portfolio under its management.

Deutsche Asset Management,  Inc.  ("DAMI"),  345 Park Avenue,  New York, New York 10154,  serves as Sub-advisor to the DeAM
Portfolio,  as well as the AST DeAM International Equity Portfolio,  the AST DeAM Small-Cap Growth Portfolio,  the AST DeAM
Small-Cap Value Portfolio,  the AST DeAM Large-Cap Growth  Portfolio,  the AST DeAM Large-Cap Value Portfolio,  and the AST
DeAM Global  Allocation  Portfolio.  DAMI was founded in 1838 as Morgan  Grenfell  Inc. and has provided  asset  management services since 1953.  DAMI is part of Deutsche Asset  Management,  which is the marketing name in the United States for the asset  management  activities of Deutsche Bank AG, Deutsche Bank Trust Company  Americas,  Deutsche Asset  Management Inc.,
Deutsche  Asset  Management  Investment  Services  Ltd.,  Deutsche  Investment  Management  Americas Inc. and Scudder Trust
Company.  As of December 31, 2003, as part of Deutsche Asset Management group ("DeAM"),  DAMI managed  approximately  $40.5 billion of DeAM's $714.9 billion in assets.

         David Baldt,  CFA, is a Managing  Director for DAMI and is the lead portfolio  manager of the DeAM Portfolio along with Portfolio  Co-Managers  and Managing  Directors Gary Bartlett,  CFA, Warren Davis,  Thomas  Flaherty,  J.  Christopher
Gagnier,  and Daniel  Taylor,  CFA. Mr.  Bartlett has been with DAMI since 1992. Mr. Davis and Mr Flaherty both joined DAMI in 1995. Mr. Gagnier joined the firm in 1997.  Before joining,  he was portfolio manager at Paine Webber from 1984 to 1997.
Mr. Taylor became a portfolio  manager in 1998.  Prior to that, he was a fixed income  portfolio  manager and senior credit analyst at CoreStates  Investment  Advisers,  from 1992 to 1998. Mr. Baldt and his team have managed the Portfolio since it commenced operations.

         Pacific  Investment  Management  Company LLC ("PIMCO")  serves as Sub-advisor  for the PIMCO Portfolio and the AST
PIMCO Limited Maturity Bond Portfolio.  PIMCO,  located at 840 Newport Center Drive,  Suite 300, Newport Beach,  California
92660 is an  investment  counseling  firm founded in 1971. As of December 31, 2003,  had  approximately  $373.7  billion of assets under management.

         William H. Gross,  Managing  Director,  Chief  Investment  Officer and  founding  partner of PIMCO has,  since the inception of the Portfolio,  led a portfolio  management team  responsible for developing and  implementing the Portfolio's investment strategy.

         Pursuant to the Management  Agreement,  ASISI receives a monthly investment  management fee for the performance of its services.  The  investment  management  fee is accrued daily for the purposes of  determining  the sale and  redemption price of a Portfolio's  shares.  ASISI pays each  Sub-advisor a portion of such fee for the performance of the sub-advisory services at no additional cost to a Portfolio.

         Under the Management  Agreement with respect to the DeAM  Portfolio,  the DeAM Portfolio is obligated to pay ASISI an annual  investment  management fee equal to 0.85% of its average daily net assets.  Under the Management  Agreement with respect to the PIMCO  Portfolio,  the PIMCO Portfolio is obligated to pay ASISI an annual  investment  management fee equal to 0.65% of its average  daily net assets.  Accordingly,  the  Transaction  will result in 0.20%  reduction  in the rate of investment  management  fees that are paid by the DeAM  Portfolio  without  giving  effect to any  voluntary fee waivers or expense  limitations.  With respect to each Portfolio,  ASISI has voluntarily agreed to waive a portion of its fee equal to
0.05% of the average daily net assets in excess of $1 billion of the  respective  Portfolio.  Only the PIMCO  Portfolio has reached over $1 billion in assets.  ASISI may terminate these voluntary agreements at any time after April 30, 2004.

         ASISI pays each  Sub-advisor a portion of the investment  management fee that ASISI receives from each  Portfolio.
ASISI pays such  sub-advisory  fees  without  any  additional  expense  to a  Portfolio.  The  Portfolios  have  comparable sub-advisory fee  arrangements.  With respect to the DeAM Portfolio,  ASISI pays DAMI an annual rate equal to the following percentages  of the combined  average  daily net assets of the DeAM  Portfolio  and any future  series of American  Skandia
Advisor  Funds,  Inc.  that is managed by DAMI and  identified  by the  Sub-advisor  and the  Investment  Managers as being similar  to the DeAM  Portfolio:  0.25% of the  portion  of the  combined  average  daily net  assets not in excess of $200 million; plus 0.20% of the portion in excess of $200 million.

         With  respect to the PIMCO  Portfolio,  ASISI pays  PIMCO an annual  rate equal to an annual  rate of 0.30% of the average  daily net  assets of the PIMCO  Portfolio  not in excess  of $150  million;  and 0.25% on the  portion  of the net assets  over $150  million.  Commencing  March 31,  2000,  the  Sub-advisor  has  voluntarily  agreed to waive a portion of its fee equal to 0.05% of the  portion of the  Portfolio's  average  daily net assets not in excess of $150  million,  thus resulting  in fees  paid by ASISI to  PIMCO at an  annual  rate of 0.25% of the  average  daily  net  assets  of the  PIMCO
Portfolio for all asset levels.  PIMCO may terminate this voluntary agreement at any time.

         Consequently,  at asset  levels  above  $200  million,  ASISI  will be  required  to pay a greater  portion of its investment  management  fees for  sub-advisory  services in respect of the assets of the DeAM  Portfolio as a result of the
Transaction.  At assets levels below $200 million,  ASISI will pay  sub-advisory  fees at the same rate with respect to the assets of each  Portfolio  after giving effect to the  voluntary  waiver by PIMCO.  Without such waiver,  ASISI would pay a greater  portion of its investment  management  fees for  sub-advisory  fees in respect of the assets of the DeAM Portfolio for assets levels up to $150 million as a result of the Transaction.

         Thus, the Transaction,  if approved by the  shareholders of the DeAM Portfolio,  will result in a reduction in the rate at which the DeAM Portfolio pays ASISI for investment  management  fees.  Such fees are borne by the  shareholders  of the DeAM  Portfolio.  During the fiscal year ended  December 31, 2003,  the DeAM  Portfolio  paid  $1,078,951 in investment management  fees to ASISI.  If the fee rate  applicable to the PIMCO  Portfolio had been in effect during such period,  the
DeAM  Portfolio  would have paid $825,080 in investment  management  fees to ASISI,  without giving effect to any voluntary fee waiver or expense limitation.

         In addition,  the Investment  Manager has voluntarily  agreed to reimburse each Portfolio for operating  expenses, including the investment  manage fee, that exceed a certain  percentage of the Portfolio's net assets.  With respect to the
DeAM Portfolio,  the Investment Manager has voluntarily agreed to reimburse the DeAM Portfolio for its operating  expenses, exclusive of taxes,  interest,  brokerage commissions,  distribution fees and extraordinary  expenses, but inclusive of the management  fee,  which in the  aggregate  exceed  0.99% of the DeAM  Portfolio's  average net assets.  With respect to the
PIMCO  Portfolio,  the  Investment  Manager has  voluntarily  agreed to reimburse  the PIMCO  Portfolio  for its  operating expenses,  exclusive  of  taxes,  interest,  brokerage  commissions,  distribution  fees and  extraordinary  expenses,  but inclusive of the  management  fee, which in the aggregate  exceed 1.05% of the PIMCO  Portfolio's  average net assets.  The
Investment  Manager may  terminate  these  voluntary  agreements  at any time after April 30, 2004.  Voluntary  payments of
Portfolio  expenses by the Investment  Manager may be made subject to  reimbursement  by the  Portfolio,  at the Investment
Manager's  discretion,  within the two year period  following such payment to the extent  permissible  under applicable law and provided  that the Portfolio is able to effect such  reimbursement  and remain in compliance  with  applicable  expense limitations.

Distribution Plan

         The Trust has adopted a Distribution  Plan (the "Plan") under Rule 12b-1 of the  Investment  Company Act, which is applicable to each of its series,  including the Portfolios.  The Plan permits  American  Skandia  Marketing,  Incorporated
("ASMI") and Prudential  Investment  Management  Services LLC (PIMS) to receive  brokerage  commissions in connection  with purchases  and sales of  securities  by the  Portfolios,  and to use these  commissions  to  promote  the sale of  variable contracts,  the premiums for which may be invested in shares of the Trust.  Under the Plan,  securities  transactions for a
Portfolio  may be  directed  to certain  brokers  for  execution  ("clearing  brokers")  who have agreed to pay part of the brokerage  commissions  received on these  transactions  to ASMI and PIMS for  "introducing"  transactions  to the clearing broker.  In  turn,  ASMI  and  PIMS  use the  brokerage  commissions  received  as an  introducing  broker  to pay  various distribution-related  expenses,  such as advertising,  printing of sales  materials and payments to dealers,  as well as to cover administrative costs associated with the operation of the Distribution Plan.

         Neither  Portfolio pays any type of fee or charge resulting from the Distribution Plan that it would not otherwise pay, nor is it expected that the brokerage  commissions  paid by either Portfolio will be higher as the result of directing commissions  under the  Distribution  Plan than would otherwise be the case.  Completion of the Transaction will not affect the operation of the Distribution Plan for the PIMCO Portfolio.

Valuation

         The net asset value per share ("NAV") of each  Portfolio is determined as of the time of the close of the New York
Stock  Exchange  (the "NYSE")  (which is normally  4:00 p.m.  Eastern Time) on each day that the NYSE is open for business.
NAV is  determined  by dividing the value of a  Portfolio's  total  assets,  less any  liabilities,  by the number of total shares  of that  Portfolio  outstanding.  In  general,  the  assets  of each  Portfolio  are  valued on the basis of market quotations.  However,  in certain  circumstances  where market  quotations are not readily  available or are believed to be inaccurate,  assets are valued by methods  that are  believed  to  accurately  reflect  their fair  value.  Because  NAV is calculated and purchases may be made only on business days, and because  securities  traded on foreign  exchanges may trade on other days, the value of a Portfolio's investments may change on days when shares cannot be purchased or redeemed.

Purchases, Redemptions, and Distributions

         Purchases of shares of the Portfolios may be made only by separate accounts of Participating  Insurance  Companies for the purpose of investing assets  attributable to variable annuity  contracts and variable life insurance  policies held by Contractowners,  or by qualified plans. The separate accounts of the Participating  Insurance  Companies place orders to purchase and redeem  shares of the Trust based on, among other  things,  the amount of premium  payments to be invested and the amount of  surrender  and  transfer  requests to be  effected  on that day under the  variable  annuity  contracts  and variable  life  insurance  policies.  Orders are  effected on days on which the NYSE is open for trading.  Orders  received before 4:00 P.M.  Eastern time are effected at the NAV  determined  as of 4:00 P.M.  Eastern Time on that same day.  Orders received after 4:00 P.M.  Eastern Time are effected at the NAV calculated  the next business day.  Payment for  redemptions will be made within  seven days after the  request is  received.  The Trust does not assess any fees,  either when it sells or when it redeems its securities.  However,  surrender  charges,  mortality and expense risk fees and other charges may be assessed by Participating  Insurance  Companies under the variable annuity  contracts or variable life insurance  policies.
Please  refer to the  prospectuses  for the  variable  annuity  contracts  and  variable  insurance  policies  for  further
information  on  these  fees.   Please  refer  to  the  prospectuses  for  the  variable  annuity  contracts  and  variable insurance policies for further information on these fees.

         Each Portfolio will distribute  substantially  all of its income and capital gains to shareholder  each year. Each
Portfolio will declare dividends, if any, annually.

Fees and expenses

         The following  table  describes the fees and expenses  that  shareholders  may pay if they hold shares of the DeAM
Portfolio the PIMCO  Portfolio,  as well as the projected fees and expenses of the PIMCO Portfolio  after the  Transaction.
The following  table does not reflect any fees and expenses of the variable  insurance  products  through  which  Portfolio shares are purchased.

                                                                          PIMCO           PIMCO Portfolio
                                                                          ------          ---------------
                                                     DeAM Portfolio     Portfolio      After Transaction 1
                                                     ---------------    ----------     -----------------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     Imposed on Purchases.........................   None             None             None
   Maximum Deferred Sales Charge (Load)...........   None             None             None
   Maximum Sales Charge (Load) Imposed on
     Reinvested Dividends.........................   None             None             None
   Redemption Fee.................................   None             None             None
   Exchange Fee...................................   None             None             None

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
       Management Fees 2..........................  0.85%            0.65%            0.65%
       Estimated Distribution (12b-1) Fees 3......  None             None             None
       Other Expenses.............................  0.25%            0.15%            0.15%
                                                    -----            -----            -----
       Total Annual Portfolio Operating Expenses 4  1.10%            0.80%            0.80%
                                                    =====            =====            =====
1 Projected expenses based on current and anticipated PIMCO Portfolio's expenses after the Transaction

2 With  respect  to each  Portfolio,  ASISI has  voluntarily  agreed  to waive a  portion  of its fee equal to 0.05% of the average daily net assets in excess of $1 billion of the respective  Portfolio,  however,  neither  Portfolio has reached $1 billion in assets.  The Investment Manager may terminate these voluntary agreements at any time after April 30, 2004.

3 As  discussed  in  greater  detail  above  under  "The  Distribution  Plan," the  Trustees  of the Trust  have  adopted a
Distribution  Plan under Rule 12b-1 to permit ASMI and PIMS to receive  brokerage  commissions in connection with purchases and sales of  securities  held by  portfolios  of the Trust,  including the  Portfolios,  and to use these  commissions  to promote the sale of shares of the  portfolios.  While the  brokerage  commission  rates and amounts paid by a portfolio are not expected to increase as a result of the  Distribution  Plan,  the staff of the SEC takes the position  that  commission amounts received under the Distribution  Plan should be reflected as distribution  expenses of the portfolio.  Accordingly, commissions  received by ASMI and PIMS under the Plan are  reflected in the cost of  securities  purchased and the proceeds from the sale of  securities.  These  commissions  are shown in the Statements of Operations as  "Distribution  Fees" and a
corresponding  reduction "Fees Paid  Indirectly." Net expenses of the Portfolios are unaffected by these  commissions.  For the annual period ended December 31, 2003, commissions received by ASMI and PIMS totaled $0.

4 The  Investment  Manager has  voluntarily  agreed to reimburse each  Portfolio for its operating  expenses,  exclusive of taxes,  interest,  brokerage  commissions,  distribution fees and extraordinary  expenses,  but inclusive of the management fee,  which in the aggregate  exceed the following  percentages  of the  Portfolio's  average net assets:  DeAM  Portfolio:
0.99%; PIMCO Portfolio: 1.05%.  The Investment Manager may terminate these voluntary agreements at any time.

Expense  Examples - These  examples are  intended to help you compare the cost of  investing  in the DeAM  Portfolio or the
PIMCO  Portfolio with the cost of investing in other mutual funds,  and the cost of investing in the PIMCO  Portfolio after the  Transaction.  The  examples  assume that you invest  $10,000,  that you  receive a 5% return  each year,  and that the
Portfolios'  total  operating  expenses  remain the same.  Although your actual costs may be higher or lower,  based on the above assumptions your costs would be:

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
DeAM Portfolio                                       $112          $350            $606            $1,340
PIMCO Portfolio                                      $82           $255            $444            $990
PIMCO Portfolio                                      $82           $255            $444            $990
(Projected after the Transaction)

Performance

         The bar charts show the  performance  of each  Portfolio  for each full  calendar  year the  Portfolio has been in operation.  The first table below each bar chart shows each such  Portfolio's  best and worst  quarters  during the periods included in the bar chart.  The second table shows the average  annual total  returns  before taxes for each  Portfolio for
[2003] and since  inception,  as well as the average annual total returns after taxes on  distributions  and after taxes on distributions and redemptions for each Portfolio for [2003] and since inception.

         This information may help provide an indication of each  Portfolio's  risks by showing changes in performance from year to year and by comparing  each  Portfolio's  performance  with that of a  broad-based  securities  index.  The average annual  figures  reflect  sales  charges;  the other  figures do not,  and would be lower if they did.  All figures  assume reinvestment of dividends.  Past performance does not necessarily indicate how a Portfolio will perform in the future.

DeAM Portfolio
--------------

[graph]

                  -------------------------------------------------- ------------------------------------------------
                  Best Quarter                                       Worst Quarter
                  Up 4.40% 3rd Quarter 2002                          Down 0.38% 3rd Quarter 2003
                  -------------------------------------------------- ------------------------------------------------

                  ---------------------------------------------- ----------------------- -------------------------------
                  Average annual total returns                   Portfolio               Index:
                  For periods ended 12/31/03                                             LB
                                                                                         Aggregate Index
                  ---------------------------------------------- ----------------------- -------------------------------
                  ---------------------------------------------- ----------------------- -------------------------------
                  1 year                                                          3.81%                           4.10%
                  ---------------------------------------------- ----------------------- -------------------------------
                  ---------------------------------------------- ----------------------- -------------------------------
                  5 years                                                         6.92%                           7.32%
                  (or since inception 5/1/02)
                  ---------------------------------------------- ----------------------- -------------------------------
                  ---------------------------------------------- ----------------------- -------------------------------
                  10 years                                                          N/A                             N/A
                  ---------------------------------------------- ----------------------- -------------------------------

PIMCO Portfolio
---------------

[graph]

                  ------------------------------------- ------------------------------------------
                  Best Quarter                          Worst Quarter
                  ------------------------------------- ------------------------------------------
                  ------------------------------------- ------------------------------------------
                  Up 6.22%, 3rd quarter 2001            Down 2.54%, 1st quarter 1996
                  ------------------------------------- ------------------------------------------

                  -------------------------- --------------------- -------------------------------
                  Average annual total       Portfolio             Index:
                  returns                                          LB
                  For periods ended                                Aggregate Index
                  12/31/02
                  -------------------------- --------------------- -------------------------------
                  -------------------------- --------------------- -------------------------------
                  1 year                                    5.32%                           4.10%
                  -------------------------- --------------------- -------------------------------
                  -------------------------- --------------------- -------------------------------
                  5 years                                   6.68%                           6.62%
                  -------------------------- --------------------- -------------------------------
                  -------------------------- --------------------- -------------------------------
                  Since Inception                           7.14%                           6.95%
                  (1/4/94)
                  -------------------------- --------------------- -------------------------------

Other key features of the Portfolios.

         Shares of each  portfolio of the Trust are sold only to separate  accounts of insurance  companies for the purpose of investing  assets  attributable to variable  insurance  products,  and to certain  tax-deferred  retirement  plans.  The separate  accounts  place orders to purchase and redeem  shares of the Trust at their net asset value based on, among other things,  the amount of premium  payments to be invested  and the amount of  surrender  or transfer  requests to be effected that day under the variable insurance  products.  There are no sales commissions  charged on the purchase or sale of shares of the Portfolios, although sales charges may apply to transactions in the variable insurance products.

         Each  Portfolio of the Trust  complies with the  diversification  requirements  of Section  817(h) of the Code. In general,  each Portfolio  declares and distributes a dividend from its net investment income annually,  and distributes any net realized  long- and  short-term  capital gains at least  annually  either during or after the close of the  Portfolio's fiscal year.  Distributions  are made to the various separate  accounts (not to  Contractowners)  in the form of additional shares (not in cash).

The  Transaction  may entail  various tax  consequences,  which are discussed  under the caption "Tax  Consequences  of the
Transaction."

REASONS FOR THE TRANSACTION
         The  Trustees,  including  all of the Trustees  who are not  "interested  persons" of the Trust (the  "Independent
Trustees")  have  unanimously  determined that the  Transaction  would be in the best interests of the  shareholders of the
DeAM  Portfolio  and the PIMCO  Portfolio  and that the  interests  of the  shareholders  of DeAM  Portfolio  and the PIMCO
Portfolio  would not be  diluted  as a result of the  Transaction.  At a  meeting  held on  November  17,  2003,  the Board considered a number of factors, including the following:
o        the compatibility of the Portfolios' investment objectives, policies and restrictions;
o        the relative past and current growth in assets and investment  performance of the Portfolios and their  respective future prospects for growth;
o        the relative expense ratios of the Portfolios and the impact of the proposed Transaction on the expense ratios;
o        the estimated costs of the Transaction;
o        the anticipated tax consequences of the Transaction with respect to each Portfolio and its shareholders;
o        the relative size of the DeAM Portfolio as compared to the PIMCO Portfolio;
o        the past and anticipated future inability of the DeAM Portfolio to achieve satisfactory asset growth; and
o        the potential  benefits of the proposed  Transaction to the  shareholders of each Portfolio,  including  long-term economies of scale.

         At the November 19 meeting,  the Investment  Managers  recommended  the  Transaction to the Board. In recommending the  Transaction,  the Investment  Managers  advised the Board that the Portfolios have comparable  investment  objectives,
policies  and  portfolios.   The  Investment  Managers  expressed  the  belief  that  the  Transaction  would  benefit  the shareholders of each of the Portfolios.  In this regard,  the Investment  Managers  advised the Board that the shareholders of the DeAM Portfolio  should pay investment  management  fees at a lesser rate as a result of the Transaction and that the
PIMCO  Portfolio had a greater  amount of net assets than the DeAM  Portfolio.  The Investment  Managers  advised the Board that, as of September 30, 2003, the DeAM  Portfolio had attracted net assets of  approximately  $133,600,000  and the PIMCO
Portfolio  had assets of  approximately  $2,355,700,000  at that date.  Accordingly,  by merging the  Portfolios,  the DeAM
Portfolio's  shareholders  would enjoy a greater asset base over which  expenses may be spread.  The Board  considered  the
Investment  Managers' advice that if the merger is approved,  shareholders of the DeAM Portfolio should realize a reduction in both the net  annual  operating  expenses  and  gross  annual  operating  expenses  (that is,  without  any  waivers  or reimbursements)  paid on their  investment,  although there can be no assurance that operational  savings will be realized.
In  addition,  the Board  considered  Investment  Manager's  projections  that the total  operating  expenses for the PIMCO
Portfolio  should  decrease and that the  incremental  assets  should help to stabilize  certain  non-distribution  related expenses.  The  Investment  Managers  also  expressed  their  belief  that a merger  of the DeAM  Portfolio  into the PIMCO
Portfolio should  facilitate  marketing  efforts for the PIMCO Portfolio and, in doing so,  potentially would enhance asset growth for the benefit of shareholders of both  Portfolios.  In addition,  the Investment  Managers  advised the Board that the expenses associated with the solicitation of proxies would be borne by the Investment Managers.

         The Board, including a majority of the Independent Trustees,  unanimously concluded that the Transaction is in the best  interests of the  shareholders  of the DeAM  Portfolio  and the PIMCO  Portfolio  and that no dilution of value would result to the  shareholders  of the DeAM Portfolio or the PIMCO  Portfolio from the  Transaction.  Consequently,  the Board approved the Plan and recommended that shareholders of the DeAM Portfolio vote to approve the Transaction.

         For the reasons discussed above, the Board of Trustees unanimously recommends that you vote For the Plan.

         If shareholders  of the DeAM Portfolio do not approve the Plan, the Board will consider other possible  courses of action for the DeAM Portfolio,  including, among others,  consolidation of the DeAM Portfolio with one or more funds of the
Trust, other than the PIMCO Portfolio, or unaffiliated funds.

INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

         If shareholders of the DeAM Portfolio  approve the Plan, the Transaction will take place after various  conditions are satisfied by the Trust on behalf of the DeAM Portfolio and the PIMCO  Portfolio,  including the  preparation of certain documents.  The Trust  will  determine  a  specific  date for the  actual  Transaction  to take  place.  This is called the
"closing  date." If the  shareholders  of an Acquired  Portfolio  do not approve the Plan,  the  Transaction  will not take place and the Board will consider alternative courses of actions, as described above.

         If the  shareholders  of the DeAM  Portfolio  approve  the Plan,  the DeAM  Portfolio  will  deliver  to the PIMCO
Portfolio  substantially  all of its assets on the  closing  date.  ASLAC  then will make a  conforming  exchange  of units between the  applicable  sub-accounts  in its separate  accounts.  As a result,  shareholders  of the DeAM  Portfolio  will beneficially  own shares of the PIMCO  Portfolio  that,  as of the date of the  exchange,  have a value equal to the dollar value of the assets  delivered to the PIMCO  Portfolio.  The stock transfer books of the DeAM Portfolio will be permanently closed on the closing  date.  Requests to transfer or redeem  assets  allocated to the DeAM  Portfolio  may be submitted at any time  before the close of the NYSE on the  closing  date and  requests  that are  received in proper form prior to that time will be effected prior to the closing.

         To the extent permitted by law, the Trust may amend the Plan without  shareholder  approval.  It may also agree to terminate  and abandon  the  Transaction  at any time  before or, to the extent  permitted  by law,  after the  approval by shareholders of the DeAM Portfolio.

Expenses of the Transaction

         The  direct  expenses  resulting  from  the  Transaction  will  be  paid  by the  Investment  Managers  (or  their affiliates).  The Portfolios  will not incur any expenses  associated  with the  Transaction.  In addition,  it is expected that  the  portfolio  securities  of each of the  DeAM  Portfolio  will be  transferred  in-kind  to the  PIMCO  Portfolio.
Accordingly, the Transaction will entail little or no expenses in connection with portfolio restructuring.

Tax Consequences of the Transaction

         The  Transaction is intended to qualify for U.S.  federal income tax purposes as a tax-free  reorganization  under
the  Code.  In  addition,   because  the  Portfolios  are  offered  through   tax-deferred   variable  insurance  products,
Contractowners  generally  would  not  have any  reportable  gain or loss  for  federal  income  tax  purposes  even if the
Transaction does not qualify as a tax-free  reorganization.  It is a condition to each  Portfolio's  obligation to complete the  Transaction  that the Portfolios  will have received an opinion from Stradley  Ronon Stevens & Young,  LLP, based upon representations made by each Portfolio, and upon certain assumptions, substantially to the effect that:

         1. The  acquisition  by the PIMCO  Portfolio  of the assets of the DeAM  Portfolio  in exchange  solely for voting shares  of the  PIMCO  Portfolio  and the  assumption  by the  PIMCO  Portfolio  of the  liabilities,  if any,  of the DeAM
Portfolio,  followed by the  distribution  of the PIMCO  Portfolio  shares  acquired by the DeAM  Portfolio pro rata to its shareholders,  will  constitute  a  reorganization  within the  meaning  of  Section 368(a)(1)  of the Code,  and the PIMCO
Portfolio and the DeAM Portfolio each will be "a party to a  reorganization"  within the meaning of  Section 368(b)  of the
Code;

         2. The  shareholders  of the DeAM  Portfolio  will not  recognize  gain or loss upon the  exchange of all of their shares of the DeAM  Portfolio  solely for shares of the PIMCO  Portfolio,  as described in this  combined  Prospectus/Proxy
Statement and the Plan;

         3. No gain or loss  will be  recognized  by the DeAM  Portfolio  upon the  transfer  of its  assets  to the  PIMCO
Portfolio  in  exchange  solely  for  shares of the PIMCO  Portfolio  and the  assumption  by the  PIMCO  Portfolio  of the liabilities,  if any, of the DeAM  Portfolio.  In addition,  no gain or loss will be recognized  by the PIMCO  Portfolio on the distribution of such shares to the shareholders of the DeAM Portfolio in liquidation of the DeAM Portfolio;

         4. No gain or loss will be  recognized  by the PIMCO  Portfolio  upon the  acquisition  of the  assets of the DeAM
Portfolio in exchange solely for shares of the PIMCO Portfolio and the assumption of the  liabilities,  if any, of the DeAM
Portfolio;

         5.  PIMCO  Portfolio's  basis for the assets  acquired  from the DeAM  Portfolio  will be the same as the basis of these  assets when held by the DeAM  Portfolio  immediately  before the  transfer,  and the  holding  period of such assets acquired by the PIMCO Portfolio will include the holding period of these assets when held by the DeAM Portfolio;

         6. DeAM Portfolio's  shareholders'  basis for the shares of the PIMCO Portfolio to be received by them pursuant to the reorganization will be the same as their basis in the DeAM Portfolio's shares exchanged; and

         7. The holding  period of the PIMCO  Portfolio  shares to be received by the  shareholders  of the DeAM  Portfolio will include the holding period of their DeAM Portfolio  shares  exchanged,  provided such DeAM Portfolio  shares were held as capital assets on the date of the exchange.

         Notwithstanding  the above,  at any time prior to the closing date, any of the terms or conditions of the Plan may be waived by the Trust's  Board of Trustees if, in the  judgment of the Board of  Trustees,  such action or waiver will not have a material adverse affect on the benefits intended under the Transaction for the Portfolios and their shareholders.

         Contractowners  should  consult the  prospectuses  of their  variable  insurance  products for  information on the federal tax  consequences  of owning the product.  Contractowners  should also  consult  their tax advisors as to state and local tax  consequences,  if any, of the  Transaction,  because  this  discussion  only  relates to the federal  income tax consequences.

Characteristics of the PIMCO Portfolio shares.

         Shares of the PIMCO  Portfolio will be distributed  to  shareholders  of the DeAM Portfolio and will have the same legal  characteristics  as the shares of the DeAM Portfolio  with respect to such matters as voting rights,  assessibility, conversion rights, and transferability.

Capitalizations of the Portfolios and Capitalization after the Transaction.

         The following table sets forth, as of December 31, 2003, the  capitalization of shares of the DeAM Portfolio,  and the PIMCO Portfolio.  The table also shows the projected  capitalization  of the PIMCO Portfolio shares as adjusted to give effect to the  proposed  Transaction.  The  capitalization  of the PIMCO  Portfolio  is  likely  to be  different  when the
Transaction is consummated.

                                              DeAM Portfolio  PIMCO Portfolio                PIMCO Portfolio Projected

                                                                                                 after Transaction
                                                (unaudited)     (unaudited)     Adjustments         (unaudited)
                                                -----------     -----------     -----------         -----------

Net assets (thousands)......................         $115,882       $2,107,912                       $2,223,794

Total shares outstanding (thousands)........           10,973          175,749       (1,252)            185,470

Net asset value per share...................           $10.56           $11.99                           $11.99

VOTING INFORMATION

         The  affirmative  vote of a majority of the total number of outstanding  shares of the DeAM Portfolio is necessary to approve the Plan. Each  shareholder  will be entitled to give voting  instructions  equivalent to one vote for each full share,  and a fractional vote for each  fractional  share of the DeAM Portfolio held at the close of business on the Record
Date.  If  sufficient  votes to approve the Plan are not received by the date of the Meeting,  the Meeting may be adjourned to permit further solicitations of proxies.

         ASLAC is the  record  owner of more  than [ ]% and  ASISI  owns of  record  [ ]% of the each  Portfolio's  shares.
Shares of the  Portfolio  that it owns will be voted by ASLAC with  respect  to the Plan in  accordance  with  instructions received in a timely manner from  Contractowners.  In addition,  ASLAC is entitled to vote shares for which no instructions are received and will vote such shares (for the Plan,  against the Plan and  abstain) in the same  proportion  as the votes cast in accordance  with  instructions  received from  Contractowners.  ASLAC will attend the meeting in person or by proxy and vote its shares for the Plan.  Therefore,  the presence at the Meeting of ASLAC is  sufficient  to  constitute a quorum under the  Trust's  By-laws,  and  substantially  all of the shares of the DeAM  Portfolio  will be voted in some manner by
ASLAC.

An  abstention  is not  counted  as an  affirmative  vote of the  type  necessary  to  approve  the  Plan  and,  therefore, instructions to ASLAC to abstain will have the same effect as a vote against the Plan.

How to vote.

         You can vote your shares in any one of four ways:
o        By mail, with the enclosed proxy card.
o        In person at the Meeting. *
o        By phone

         If you  simply  sign and date the proxy but give no voting  instructions,  your  shares  will be voted by ASLAC in favor of the Plan and in accordance with the views of management  upon any unexpected  matters that come before the Meeting or adjournment of the Meeting.

Revoking Proxies

         Contractowners  executing and returning voting  instructions may revoke such instructions at any time prior to its exercise  by written  notice of such  revocation  to the  Secretary  of the Trust,  by  execution  of a  subsequent  voting instructions, or by voting in person at the Meeting.*

Other matters.

         The Board of  Trustees  of the Trust does not intend to bring any  matters  before  the  Meeting  other than those described in this  Prospectus/Proxy  Statement.  It is not aware of any other  matters to be brought  before the Meeting by others.  If any other  matter  legally  comes  before the Meeting,  it is intended  that the persons  named in the enclosed proxy will vote in accordance with their judgment.

Solicitation of voting instructions.

         Voting instructions will be solicited principally by mailing this  Prospectus/Proxy  Statement and its enclosures, but instructions  also may be solicited by telephone,  facsimile,  through  electronic means such as email, or in person by officers or  representatives  of the Trust or ASLAC.  If the record owner of a contract or policy is a  custodian,  nominee or fiduciary,  the Trust may send proxy materials to the record owner for any beneficial  owners that such record owner may represent.  The Trust may  reimburse  custodians,  nominees  and  fiduciaries  for their  reasonable  expenses  incurred in connection with proxy solicitations of such beneficial owners.

ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS

         The DeAM  Portfolio and the PIMCO  Portfolio  are separate  series of the Trust,  which is an open-end  management investment  company  registered  with the SEC under the Investment  Company Act. Each  Portfolio is, in effect,  a separate mutual fund.  Detailed  information  about the Trust and each  Portfolio is contained in the  Prospectus for the Portfolios which is attached with and considered a part of this  Prospectus/Proxy  Statement.  Additional  information about the Trust and each Portfolio is included in the Portfolios'  Statement of Additional  Information,  dated May 1, 2003, which has been filed with the SEC and is incorporated into the SAI relating to this Prospectus/Proxy Statement.

         A copy of the Trust's Annual Report to Shareholders  for the fiscal year ended December 31, 2003 are included with and  considered a part of this  Prospectus/Proxy  Statement.  You may request a free copy of the Trust's  Annual  Report to
Shareholders  for the fiscal  year ended  December  31,  2003 by calling  1-800-752-6342  or by writing to the Trust at One
Corporate Drive, P.O. Box 883, Shelton, CT 06484.

         The Trust, on behalf of the  Portfolios,  files proxy  materials,  reports and other  information  with the SEC in accordance  with the  informational  requirements  of the Securities  Exchange Act of 1934 and the Investment  Company Act.
These  materials can be inspected and copied at: the SEC's Public  Reference  Room at 450 Fifth Street NW,  Washington,  DC
20549, and at the Regional  Offices of the SEC located in New York City at 233 Broadway,  New York, NY 10279 and in Chicago
at 175 W. Jackson  Boulevard,  Suite 900, Chicago,  IL 60604.  Also, copies of such material can be obtained from the SEC's
Public Reference Section,  Washington,  DC 20549-6009,  upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

         The table below sets forth, as of the Record Date, each  shareholder  that owns of record more than 5% of the DeAM
Portfolio or the PIMCO Portfolio.

----------------------------------------- ------------------------------------ ------------------------------------ ------------
               Portfolio                        Beneficial Owner Name*                       Address                  Percent
                                                                                                                     Ownership

----------------------------------------- ------------------------------------ ------------------------------------ ------------

*As  defined by the  Commission,  a security is  beneficially  owned by a person if that  person has or shares  voting  power or investment power with respect to the security.

         As of the Record Date, the officers and Trustees of the Trust, as a group,  beneficially owned less than 1% of the outstanding voting shares of either of the Portfolios.

                                                          EXHIBIT A

                                                    Plan of Reorganization

                                                  PLAN OF REORGANIZATION

         THIS PLAN OF  REORGANIZATION  (the "Plan") is made as of this _____ th day of  ______________,  2004,  by American
Skandia Trust (the "Trust"),  a business trust  organized  under the laws of the  Commonwealth  of  Massachusetts  with its principal place of business at One Corporate Drive,  Shelton,  Connecticut  06484, on behalf of the AST DeAM Bond Portfolio
(the "Acquired  Portfolio") and the AST PIMCO Total Return Bond Portfolio (the "Acquiring  Portfolio"),  both series of the
Trust.  Together, the Acquired Portfolio and Acquiring Portfolio are referred to as the "Portfolios."

         The reorganization  (hereinafter referred to as the  "Reorganization")  will consist of (i) the acquisition by the
Acquiring  Portfolio,  of  substantially  all of the  property,  assets and  goodwill  of the  Acquired  Portfolio  and the assumption by the Acquiring  Portfolio of all of the liabilities of the Acquired  Portfolio in exchange solely for full and fractional  shares of  beneficial  interest,  par value $0.001  each,  of the  Acquiring  Portfolio  ("Acquiring  Portfolio
Shares");  (ii) the distribution of Acquiring  Portfolio Shares to the shareholders of the Acquired Portfolio  according to their respective  interests in complete  liquidation of the Acquired  Portfolio;  and (iii) the dissolution of the Acquired
Portfolio as soon as practicable  after the closing (as defined in Section 3, hereinafter  called the "Closing"),  all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         In order to  consummate  the Plan,  the  following  actions shall be taken by the Trust on behalf of the Acquiring
Portfolio and the Acquired Portfolio:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Portfolio.
         -------------------------------------------------------------------------------

         (a)      Subject to the terms and  conditions of this Plan,  the Trust on behalf of the Acquired  Portfolio  shall convey,  transfer  and deliver to the  Acquiring  Portfolio at the Closing all of the Acquired  Portfolio's  then  existing assets, free and clear of all liens,  encumbrances,  and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits,  or cash equivalent  securities in an estimated  amount  necessary to (i) pay the costs and expenses in carrying out this Plan  (including,  but not limited to, fees of counsel and  accountants,  and expenses of its liquidation  and dissolution  contemplated  hereunder).  (ii) discharge its unpaid  liabilities on its books at the closing date (as defined in section 3,  hereinafter the "Closing  Date"),  including,  but not limited to, its income dividends and capital gains  distributions,  if any,  payable for the period prior to, and through,  the Closing Date; and (iii) pay such contingent  liabilities as the Board of Trustees shall reasonably deem to exist against the Acquired Portfolio,  if any, at the Closing Date, for which  contingent  and other  appropriate  liabilities  reserves shall be established on the Acquired
Portfolio's  books  (hereinafter  "Net Assets").  The Acquired  Portfolio  shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

         (b)      Subject to the terms and  conditions of this Plan, the Trust on behalf of the Acquiring  Portfolio  shall at the Closing deliver to the Acquired Portfolio the number of Acquiring  Portfolio Shares,  determined by dividing the net asset value per share of the shares of the  Acquired  Portfolio  ("Acquired  Portfolio  Shares") on the Closing Date by the
net asset  value per share of the  Acquiring  Portfolio  Shares,  and  multiplying  the  result  thereof  by the  number of outstanding  Acquired  Portfolio  Shares as of the close of regular  trading on the New York Stock Exchange (the "NYSE") on the Closing Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

         (c)      Immediately  following the Closing,  the Acquired Portfolio shall distribute pro rata to its shareholders of record as of the close of business  on the  Closing  Date,  the  Acquiring  Portfolio  Shares  received by the  Acquired
Portfolio  pursuant to this Section 1 and then shall terminate and dissolve.  Such  liquidation and  distribution  shall be accomplished  by the  establishment  of accounts on the share records of the Trust relating to the Acquiring  Portfolio and noting in such accounts the type and amounts of Acquiring  Portfolio  Shares that former  Acquired  Portfolio  shareholders are due based on their  respective  holdings of the  Acquired  Portfolio  as of the close of business on the Closing  Date.
Fractional  Acquiring  Portfolio  Shares shall be carried to the third decimal  place.  The Acquiring  Portfolio  shall not issue certificates representing the Acquiring Portfolio shares in connection with such exchange.

2.       Valuation.
         ----------

         (a)      The value of the Acquired  Portfolio's Net Assets to be transferred to the Acquiring  Portfolio hereunder shall be  computed as of the close of regular  trading on the NYSE on the Closing  Date (the  "Valuation  Time")  using the valuation procedures set forth in Trust's currently effective prospectus.

         (b)      The net asset value of a share of the Acquiring  Portfolio shall be determined to the third decimal point as of the Valuation Time using the valuation procedures set forth in the Trust's currently effective prospectus.

         (c)      The net asset value of a share of the Acquired  Portfolio  shall be determined to the third decimal point as of the Valuation Time using the valuation procedures set forth in the Trust's currently effective prospectus.

3.       Closing and Closing Date.
         -------------------------

         The consummation of the  transactions  contemplated  hereby shall take place at the Closing (the  "Closing").  The
date  of  the  Closing  (the   "Closing   Date")  shall  be  [  ],  2004,   or  such  later  date  as   determined  by  the
Trust's  officers.  The Closing  shall take place at the  principal  office of the Trust at 5:00 P.M.  Eastern  time on the
Closing  Date.  The Trust on behalf of the  Acquired  Portfolio  shall have  provided for delivery as of the Closing of the
Acquired  Portfolio's Net Assets to be transferred to the account of the Acquiring  Portfolio at the Acquiring  Portfolio's
Custodians,  JPMorgan Chase Bank, 4 MetroTech  Center  Brooklyn,  New York,  11245;  and PFPC Trust  Company,  400 Bellevue
Parkway,  Wilmington,  Delaware 19809.  Also, the Trust on behalf of the Acquired  Portfolio shall produce at the Closing a list of names and  addresses  of the  shareholders  of record of the Acquired  Portfolio  Shares and the number of full and fractional shares owned by each such shareholder,  all as of the Valuation Time,  certified by its transfer agent or by its
President to the best of its or his or her  knowledge  and belief.  The Trust on behalf of the  Acquiring  Portfolio  shall issue and deliver a  confirmation  evidencing  the Acquiring  Portfolio  Shares to be credited to the Acquired  Portfolio's account on the  Closing  Date to the  Secretary  of the Trust,  or shall  provide  evidence  satisfactory  to the  Acquired
Portfolio that the Acquiring  Portfolio  Shares have been registered in an account on the books of the Acquiring  Portfolio in such manner as the Trust on behalf of Acquired Portfolio may request.

4.       Representations and Warranties by the Trust on behalf of the Acquired Portfolio.
         --------------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Acquired Portfolio:

(a)      The Acquired  Portfolio is a series of the Trust, a business trust organized under the laws of the Commonwealth of
Massachusetts  and  validly  existing  and in good  standing  under  the  laws  of that  jurisdiction.  The  Trust  is duly registered  under the Investment  Company Act of 1940, as amended (the "1940 Act"), as an open-end,  management  investment company and all of the Acquired  Portfolio  Shares sold were sold  pursuant to an effective  registration  statement  filed under the Securities Act of 1933, as amended (the "1933 Act").

(b)      The Trust on behalf of the Acquired  Portfolio is authorized to issue an unlimited  number of shares of beneficial
interest's   acquired  Portfolio  shares,  par  value  $0.001  each,  each  outstanding  share  of  which  is  fully  paid, non-assessable, freely transferable and has full voting rights.

         (c)      The  financial  statements  appearing in the Trust's  Annual Report to  Shareholders  for the fiscal year ended December 31, 2003,  audited by Deloitte & Touche LLP fairly present the financial  position of the Acquired Portfolio as of such dates and the  results of its  operations  for the periods  indicated  in  conformity  with  generally  accepted accounting principles applied on a consistent basis.

         (d)      The Trust has the  necessary  power and  authority to conduct the Acquired  Portfolio's  business as such business is now being conducted.

         (e)      The Trust on behalf of the Acquired  Portfolio is not a party to or obligated  under any provision of the
Trust's Amended and Restated  Declaration of Trust or By-laws,  or any contract or any other commitment or obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (f)      The Acquired Portfolio does not have any unamortized or unpaid organizational fees or expenses.

         (g)      The Acquired Portfolio has elected to be treated as a regulated  investment company (a "RIC") for federal income tax purposes  under Part I of  Subchapter M of the  Internal  Revenue Code of 1986,  as amended (the "Code") and the
Acquired  Portfolio  has qualified as a RIC for each taxable year since its  inception,  and will qualify as of the Closing
Date. The  consummation  of the  transactions  contemplated  by this Plan will not cause the Acquired  Portfolio to fail to satisfy the  requirements  of subchapter M of the Code.  The Acquired  Portfolio  also has  satisfied  the  diversification requirements  of Section  817(h) of the Code since its  inception  and will  continue to satisfy such  requirements  at the
Closing.

         (h)      The Acquired  Portfolio,  or its agents, (i) holds a valid Form W-8BEN,  Certificate of Foreign Status of
Beneficial  Owner for United  States  Withholding  (or other  appropriate  series of Form W-8, as the case may be), or Form
W-9, Request for Taxpayer  Identification  Number and  Certification,  for each Acquired  Portfolio  shareholder of record, which Form W-8 or Form W-9 can be associated with reportable  payments made by the Acquired  Portfolio to such shareholder, and/or  (ii)  has  otherwise  timely  instituted  the  appropriate  backup  withholding  procedures  with  respect  to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Trust on behalf of the Acquiring Portfolio.
         ---------------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Acquiring Portfolio:

         (a)      The  Acquiring  Portfolio  is a series of the Trust,  a business  trust  organized  under the laws of the
Commonwealth of  Massachusetts  and validly  existing and in good standing under the laws of that  jurisdiction.  The Trust is duly registered  under the 1940 Act as an open-end,  management  investment  company and all of the Acquiring  Portfolio
Shares sold have been sold  pursuant to an effective  registration  statement  filed under the  Securities  Act of 1933, as amended (the "1933 Act").

         (b)      The Trust on behalf of the Acquiring  Portfolio is  authorized to issue an unlimited  number of shares of beneficial  interest's  Acquiring  Portfolio shares, par value $0.001 each, each outstanding share of which is freely paid, non-assessable, fully transferable and has full voting rights.

         (c)      At the Closing,  Acquiring  Portfolio  Shares will be eligible for offering to the public in those states of the United States and  jurisdictions in which the shares of the Acquired  Portfolio are presently  eligible for offering to the public,  and there are a sufficient  number of Acquiring  Portfolio  Shares  registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

         (d)      The  financial  statements  appearing in the Trust's  Annual Report to  Shareholders  for the fiscal year ended  December  31,  2003,  audited by  Deloitte & Touche LLP fairly  present  the  financial  position  of the  Acquiring
Portfolio  as of such dates and the results of its  operations  for the periods  indicated  in  conformity  with  generally accepted accounting principles applied on a consistent basis.

         (e)      The Trust has the necessary  power and authority to conduct the  Acquiring  Portfolio's  business as such business is now being conducted.

         (f)      The Trust on behalf of the Acquiring  Portfolio is not a party to or obligated under any provision of the
Trust's Amended and Restated  Declaration of Trust or By-laws,  or any contract or any other commitment or obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (g)      The  Acquiring  Portfolio  has to be treated as a RIC for  federal  income tax  purposes  under Part I of
Subchapter M of the Internal  Revenue Code of 1986, as amended (the "Code") and the Acquiring  Portfolio has qualified as a
RIC for each  taxable  year  since its  inception,  and will  qualify  as of the  Closing  Date.  The  consummation  of the transactions  contemplated  by this Plan will not cause the  Acquiring  Portfolio  to fail to satisfy the  requirements  of subchapter M of the Code. The Acquiring  Portfolio also has satisfied the  diversification  requirements  of Section 817(h)
of the Code since its inception and will continue to satisfy such requirements at the Closing.

6.       Representations and Warranties by the Trust on behalf of the Portfolios.
         ------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Portfolios:

         (a)      The statement of assets and  liabilities  to be created by the Trust for each of the Portfolios as of the
Valuation Time for the purpose of determining the number of Acquiring  Portfolio  Shares to be issued pursuant to Section 1 of this Plan will  accurately  reflect the Net Assets in the case of the Acquired  Portfolio and the net assets in the case of the Acquiring  Portfolio,  and outstanding  shares,  as of such date, in conformity with generally  accepted  accounting principles applied on a consistent basis.

         (b)      At the Closing,  the Portfolios  will have good and  marketable  title to all of the securities and other assets  shown on the  statement  of assets  and  liabilities  referred  to in "(a)"  above,  free and clear of all liens or encumbrances of any nature  whatsoever,  except such  imperfections  of title or encumbrances as do not materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

         (c)      Except as may be  disclosed  in the Trust's  current  effective  prospectus,  there is no material  suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Portfolios.

         (d)      There are no known actual or proposed deficiency  assessments with respect to any taxes payable by either of the Portfolios.

         (e)      The execution,  delivery,  and performance of this Plan have been duly authorized by all necessary action of the Trust's Board of Trustees,  and this Plan constitutes a valid and binding obligation  enforceable in accordance with its terms.

         (f)      The Trust  anticipates that  consummation of this Plan will not cause either of the Portfolios to fail to conform to the  requirements  of  Subchapter M of the Code for Federal  income  taxation as a RIC at the end of each fiscal year or to conform to the requirements of Section 817(h) at the end of each tax quarter.

         (g)      The Trust has the  necessary  power and  authority  to conduct the  business of the  Portfolios,  as such business is now being conducted.

7.       Intentions of the Trust on behalf of the Portfolios.
         ----------------------------------------------------

         (a)      The Trust intends to operate each  Portfolio's  respective  business as presently  conducted  between the date hereof and the Closing,  except that,  it is likely that the assets of the Acquired  Portfolio  will be  substantially
                              ------ ----
restructured and not in the ordinary course either  immediately  before or immediately after the Closing and as part of the
Plan contemplated hereby.

         (b)      The Trust on behalf of the Acquiring Portfolio intends, if this Plan is consummated,  to not continue the
"historic business  enterprise" of the Acquired Portfolio within the meaning of Treasury  Regulations  section  1.368-1(d).
Accordingly,  the Acquiring Portfolio expects that it will neither continue the Acquired  Portfolio's historic business nor use a significant portion of the Acquired Portfolio's historic business assets in a business.

         (c)      The Trust intends that the Acquired  Portfolio  will not acquire the Acquiring  Portfolio  Shares for the purpose of making distributions thereof to anyone other than the Acquired Portfolio's shareholders.

         (d)      The Trust on behalf of the Acquired  Portfolio  intends,  if this Plan is  consummated,  to liquidate and dissolve the Acquired Portfolio.

         (e)      The Trust  intends  that,  by the  Closing,  each of the  Portfolio's  Federal  and other tax returns and reports  required by law to be filed on or before  such date shall have been  filed,  and all Federal and other taxes shown as due on said  returns  shall have  either been paid or  adequate  liability  reserves  shall have been  provided  for the payment of such taxes.

         (f)      At the Closing,  the Trust on behalf of the Acquired  Portfolio  intends to have  available a copy of the shareholder  ledger accounts,  certified by the Trust's transfer agent or its President or a Vice-President  to the best of its or his or her  knowledge  and  belief,  for all the  shareholders  of record  of  Acquired  Portfolio  Shares as of the
Valuation  Time who are to become  shareholders  of the  Acquiring  Portfolio as a result of the transfer of assets that is the subject of this Plan.

         (g)      The Trust intends to mail to each  shareholder  of record of the Acquired  Portfolio  entitled to vote at the  meeting of its  shareholders  at which  action on this Plan is to be  considered,  in  sufficient  time to comply with requirements  as to notice thereof,  a Combined Proxy Statement and Prospectus that complies in all material  respects with the  applicable  provisions of Section 14(a) of the Securities  Exchange Act of 1934, as amended,  and Section 20(a) of the
1940 Act, and the rules and regulations, respectively, thereunder.

         (h)      The Trust intends to file with the U.S.  Securities and Exchange  Commission a registration  statement on
Form N-14 under the 1933 Act relating to the Acquiring  Portfolio Shares issuable  hereunder  ("Registration  Statements"), and will use its best efforts to provide that the  Registration  Statement  becomes  effective as promptly as  practicable.
At the time  the  Registration  Statement  becomes  effective,  it will:  (i)  comply  in all  material  respects  with the applicable  provisions  of the 1933 Act, and the rules and  regulations  promulgated  thereunder;  and (ii) not contain any untrue  statement of material fact or omit to state a material fact required to be stated  therein or necessary to make the statements  therein  not  misleading.  At the  time  the  Registration  Statement  becomes  effective,  at the  time of the shareholders'  meeting of the Acquired  Portfolio,  and at the Closing  Date,  the  prospectus  and statement of additional information  included in the  Registration  Statement  will not contain any untrue  statement of a material fact or omit to state a material fact necessary to make the statements  therein,  in the light of the  circumstances  under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Trust on behalf of the Portfolios.
         --------------------------------------------------------------------------

         The consummation of the Plan with respect to the Acquiring  Portfolio and the Acquired  Portfolio shall be subject to the following conditions:

         (a)      That: (i) all the  representations  and warranties  contained  herein  concerning the Portfolios shall be true and correct as of the Closing  with the same effect as though  made as of and at such date;  (ii)  performance  of all obligations  required  by this Plan to be  performed  by the Trust on behalf of the  Portfolios  shall  occur  prior to the
Closing;  and (iii) the Trust shall execute a certificate  signed by the President or a Vice President and by the Secretary
or equivalent officer to the foregoing effect.

         (b)      That the form of this Plan shall have been  adopted and approved by the  appropriate  action of the Board of Trustees of the Trust on behalf of the Portfolios.

         (c)      That the U.S. Securities and Exchange  Commission shall not have issued an unfavorable  management report under  Section  25(b) of the  1940  Act or  instituted  or  threatened  to  institute  any  proceeding  seeking  to  enjoin consummation  of the Plan under  Section  25(c) of the 1940 Act.  And,  further,  no other legal,  administrative  or other proceeding  shall have been instituted or threatened that would  materially  affect the financial  condition of a Portfolio or would prohibit the transactions contemplated hereby.

         (d)      That the Plan contemplated  hereby shall have been adopted and approved by the appropriate  action of the shareholders of the Acquired Portfolio at an annual or special meeting or any adjournment thereof.

         (e)      That a distribution or  distributions  shall have been declared for each Portfolio,  prior to the Closing
Date that,  together  with all  previous  distributions,  shall have the effect of  distributing  to  shareholders  of each
Portfolio (i) all of its ordinary  income and all of its capital gain net income,  if any, for the period from the close of its last fiscal year to the  Valuation  Time and (ii) any  undistributed  ordinary  income and capital gain net income from any prior period.  Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

         (f)      That there shall be delivered to the Trust on behalf of the Portfolios an opinion in such form and with such qualifications or limitations, if any, as reasonably may be acceptable to the Trust from Messrs. Stradley Ronon
Stevens & Young, LLP, to the effect that,

                           (1)      Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring
Portfolio on receipt of assets of the Acquired Portfolio in exchange for the Acquiring Portfolio's voting stock and assumption of the Acquired Portfolio's liabilities;

                           (2)      Any gains recognized by the Acquired Portfolio as a result of the transaction contemplated hereby will be offset by a deduction for dividends paid to its shareholders; and

                           (3)      No gain or loss will be recognized by any  Contractowner  for whom shares of either the
Acquiring  Portfolio or the Acquired  Portfolio are  underlying  investments  as a result of the  transaction  contemplated hereby.

         In giving the opinions set forth above,  counsel may state that it is relying on representations  and certificates of the  officers  of the Trust with  regard to matters of fact,  and  certain  certifications  and  written  statements  of governmental officials with respect to the good standing of the Trust.

         (g)      That there shall be delivered to the Trust on behalf of the  Portfolios  an opinion in form and substance satisfactory  to it from Messrs.  Stradley Ronon Stevens & Young,  LLP, to the effect that,  subject in all respects to the effects of bankruptcy,  insolvency,  reorganization,  moratorium,  fraudulent  conveyance,  and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Portfolio  Shares to be issued  pursuant to the terms of this Plan have been duly  authorized  and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust, on behalf of the Acquiring Portfolio;

                           (2)      All actions  required  to be taken by the Trust  and/or  Portfolios  to  authorize  and effect the Plan  contemplated  hereby have been duly  authorized by all  necessary  action on the part of the Trust and the
Portfolios;

                           (3)      Neither the execution,  delivery nor performance of this Plan by the Trust violates any provision of the Trust's  Amended and Restated  Declaration  of Trust or By-laws,  or the  provisions  of any  agreement or other instrument  known to such counsel to which the Trust is a party or by which the Portfolios are otherwise bound;  this
Plan is the legal,  valid and binding  obligation  of the Trust and each  Portfolio  and is  enforceable  against the Trust and/or each Portfolio in accordance with its terms; and

                           (4)      The Trust's registration  statement, of which the prospectus dated May 1, 2003 relating to each  Portfolio (the  "Prospectus")  is a part,  is, at the time of the signing of this Plan,  effective  under the 1933
Act,  and,  to the best  knowledge  of such  counsel,  no stop order  suspending  the  effectiveness  of such  registration statement has been issued,  and no  proceedings  for such purpose have been  instituted or are pending before or threatened by the U.S.  Securities  and  Exchange  Commission  under the 1933 Act, and nothing has come to  counsel's  attention  that causes it to believe that, at the time the Prospectus became  effective,  or at the time of the signing of this Plan, or at the Closing,  such  Prospectus  (except for the financial  statements  and other  financial and  statistical  data included therein,  as to which counsel need not express an opinion),  contained  any untrue  statement of a material fact or omitted to state a material fact required to be stated  therein or necessary to make the  statements  therein not  misleading;  and such counsel knows of no legal or government  proceedings  required to be described in the  Prospectus,  or of any contract or document of a character required to be described in the Prospectus that is not described as required.

         In giving the opinions set forth above,  counsel may state that it is relying on  certificates  of the officers of the Trust with regard to matters of fact,  and certain  certifications  and written  statements of  governmental  officials with respect to the good standing of the Trust.

         (h)      That the Trust's  Registration  Statement with respect to the Acquiring  Portfolio Shares to be delivered to the Acquired  Portfolio's  shareholders  in  accordance  with this Plan shall have become  effective,  and no stop order suspending the effectiveness of the Registration  Statement or any amendment or supplement thereto,  shall have been issued prior to the Closing Date or shall be in effect at Closing,  and no proceedings  for the issuance of such an order shall be pending or threatened on that date.

         (i)      That  the  Acquiring  Portfolio  Shares  to be  delivered  hereunder  shall be  eligible  for sale by the
Acquiring  Portfolio  with each state  commission or agency with which such  eligibility is required in order to permit the
Acquiring Portfolio Shares lawfully to be delivered to each shareholder of the Acquired Portfolio.

9.       Expenses.
         ---------

         (a)      The Trust  represents  and warrants that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

         (b)      The expenses of entering  into and carrying  out the  provisions  of this Plan shall be borne by American
Skandia Investment Services, Incorporated or its affiliates.

10.      Termination; Postponement; Waiver; Order.
         -----------------------------------------

         (a)      Anything  contained  in this  Plan to the  contrary  notwithstanding,  this  Plan may be  terminated  and abandoned at any time (whether  before or after approval  thereof by the  shareholders of an Acquired  Portfolio)  prior to the Closing or the Closing may be postponed by the Trust on behalf of a Portfolio by  resolution  of the Board of Trustees, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

         (b)      If  the  transactions   contemplated  by  this  Plan  have  not  been  consummated  by  [  ],  2004,  the
Plan shall  automatically  terminate on that date,  unless a later date is agreed to by the Trust on behalf of the relevant
Portfolios.

         (c)      In the event of termination of this Plan pursuant to the  provisions  hereof,  the same shall become void and have no further  effect with respect to the  Acquiring  Portfolio  or Acquired  Portfolio,  and neither the Trust,  the
Acquiring  Portfolio  nor the Acquired  Portfolio,  nor the  directors,  officers,  agents or  shareholders  shall have any liability in respect of this Plan.

         (d)      At any time prior to the Closing,  any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the Trust's  Board of Trustees if, in the judgment of such Board of Trustees,  such action or waiver will not have a material  adverse  affect on the benefits  intended  under this Plan to its shareholders, on behalf of whom such action is taken.

         (e)      The respective  representations and warranties  contained in Sections 4 to 6 hereof shall expire with and be  terminated  by the Plan of  Reorganization,  and  neither  the  Trust  nor any of its  officers,  directors,  agents or shareholders  nor  the  Portfolios  nor  any  of  their  shareholders  shall  have  any  liability  with  respect  to  such representations  or  warranties  after the  Closing.  This  provision  shall not protect any  officer,  director,  agent or shareholder  of any of the  Portfolios or the Trust  against any liability to the entity for which that officer,  director, agent or shareholder so acts or to any of the Trust's  shareholders to which that officer,  director,  agent or shareholder would otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence,  or reckless  disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities and Exchange Commission with respect to this Plan shall be issued  prior to the  Closing  and shall  impose  any terms or  conditions  that are  determined  by action of the Board of
Trustees of the Trust on behalf of the  Portfolios to be  acceptable,  such terms and  conditions  shall be binding as if a part of this Plan without further vote or approval of the  shareholders of the Acquired  Portfolios,  unless such terms and conditions  shall result in a change in the method of computing  the number of Acquiring  Portfolio  Shares to be issued to the  Acquired  Portfolio  in which  event,  unless  such  terms  and  conditions  shall  have  been  included  in the proxy solicitation  material  furnished  to the  shareholders  of the  Acquired  Portfolio  prior to the  meeting  at  which  the transactions  contemplated  by this Plan shall have been approved,  this Plan shall not be consummated  and shall terminate unless the Trust on behalf of the Acquired  Portfolio  shall promptly call a special  meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.
         ---------------------------

         This  Plan  embodies  the  entire  plan of the  Trust on behalf  of the  Portfolios  and there are no  agreements, understandings,  restrictions,  or  warranties  between the parties  other than those set forth  herein or herein  provided for.  This Plan may be amended  only by the Trust on behalf of a Portfolio  in writing.  Neither this Plan nor any interest herein may be assigned  without the prior  written  consent of the Trust on behalf of the  Portfolio  corresponding  to the
Portfolio making the assignment.

12.      Notices.
         --------

         Any notice,  report,  or demand  required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed,  first class postage prepaid,  addressed to the Trust at One Corporate
Drive, P.O. Box 883, Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         --------------

         This Plan shall be governed by and carried out in accordance with the laws of the Commonwealth of Massachusetts.

         IN WITNESS  WHEREOF,  American  Skandia  Trust,  on behalf of the AST DeAM Bond  Portfolio and the AST PIMCO Total
Return Bond  Portfolio,  has executed this Plan by its duly  authorized  officer,  all as of the date and year  first-above written.

                                                   AMERICAN SKANDIA TRUST
                                                   on behalf of
                                                   AST DeAM Bond Portfolio,
                                                   AST PIMCO Total Return Bond Portfolio

Attest:                                            By:

-----------------------------                      -------------------------------------------

                                                         EXHIBIT B

                                               Prospectus dated MAY 1, 2003

         The Prospectus for the AST PIMCO Total Return Bond Portfolio of American  Skandia Trust dated May 1, 2003, is part of this Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

* If your shares are held of record by a broker-dealer, you will need to obtain a "legal proxy" from your broker-dealer and present it at the Meeting for inspection in order to vote in person at the Meeting.

                                                     EXHIBIT C

                                       Annual report dated December 31, 2003

         American  Skandia  Trust's Annual Report to  Shareholders  for the fiscal year ended on December 31, 2003, is  part  of  this  Prospectus/Proxy  Statement  and  will  be  included  in  the  proxy  solicitation  mailing  to shareholders.  For purposes of this EDGAR filing, the  above-referenced  Shareholder Report is incorporated  herein by reference to the electronic filing of Form N-CSR made on March __, 2004.

                                        STATEMENT OF ADDITIONAL INFORMATION
                                                        FOR
                                              AMERICAN SKANDIA TRUST
                                               Dated April __, 2004

                                           Acquisition of the Assets of
                                           the AST DeAM Bond Portfolio,
                                        a series of American Skandia Trust

                                       By and in exchange for shares of the
                                    the AST PIMCO Total Return Bond Portfolio,
                                      also a series of American Skandia Trust

         This  Statement  of  Additional  Information  (SAI)  relates  specifically  to the  proposed  delivery  of substantially  all of the assets of the AST DeAM Bond  Portfolio  for  shares of the AST PIMCO  Total  Return  Bond
Portfolio.

         This SAI consists of this Cover Page and American  Skandia  Trust's  Statement of  Additional  Information
dated April 30, 2003,  as  supplemented  May 16,  2003.  Each of these  documents  is enclosed  with and is legally considered to be a part of this SAI.

         This  SAI is not a  Prospectus;  you  should  read  this  SAI in  conjunction  with  the  Prospectus/Proxy
Statement  dated  April __,  2004,  relating  to the  above-referenced  transaction.  You can request a copy of the
Prospectus/Proxy  Statement by calling  1-800-752-6342 or by writing to the American Skandia Trust at One Corporate
Drive, P.O. Box 883, Shelton, CT 06484.

                                                 Attachment to SAI

The American Skandia Trust Statement of Additional  Information  dated April 30, 2003, is part of this SAI and will be provided to all shareholders  requesting this SAI. For purposes of this EDGAR filing, the  above-referenced  SAI is incorporated  herein by reference to the electronic  filings of the Trust's SAI and supplement made on April 30,
2003 in Form N-1A under Rule 485(b), and on May 16, 2003 and January 26, 2004 under Rule 497, respectively.

                                                                                                    Doc. #749027v.2
                                              AMERICAN SKANDIA TRUST
                                          FILE NOS. 333-______ & 811-5186

                                                     FORM N-14

                                                      PART C

                                                 OTHER INFORMATION
                                                 -----------------

Item 15.  Indemnification

Section 5.2 of the Registrant's Amended and Restated Declaration of Trust provides as follows:

         The Trust shall indemnify each of its Trustees,  officers,  employees,  and agents (including  persons who serve at its request as directors,  officers,  employees,  agents or trustees of another  organization  in which it has any interest as a shareholder,  creditor or otherwise)  against all  liabilities and expenses
         (including  amounts paid in  satisfaction  of judgments,  in compromise,  as fines and  penalties,  and as counsel fees)  reasonably  incurred by him in connection  with the defense or  disposition  of any action, suit or other proceeding,  whether civil or criminal,  in which he may be involved or with which he may be threatened,  while in  office or  thereafter,  by  reason  of his  being or  having  been such a  trustee, officer,  employee or agent,  except with respect to any matter as to which he shall have been adjudicated to be  liable  to the  Trust  or its  Shareholders  by  reason  of  having  acted  in bad  faith,  willful misfeasance,  gross  negligence or reckless  disregard of his duties;  provided,  however,  that as to any matter disposed of by a compromise payment by such person,  pursuant to a consent decree or otherwise,  no indemnification  either for said payment or for any other  expenses shall be provided  unless  approved as in the best  interests of the Trust,  after notice that it involves  such  indemnification,  by at least a majority  of  the  disinterested  Trustees  acting  on  the  matter  (provided  that  a  majority  of  the disinterested  Trustees  then in office act on the matter)  upon a  determination,  based upon a review of readily  available  facts,  that (i) such person acted in good faith in the reasonable  belief that his or her  action  was  in the  best  interests  of the  Trust  and  (ii)  is not  liable  to the  Trust  or the
         Shareholders  by reason of willful  misfeasance,  bad faith,  gross  negligence  or reckless  disregard of duties;  or the trust shall have received a written  opinion from  independent  legal counsel  approved by the  Trustees  to the effect  that (x) if the matter of good  faith and  reasonable  belief as to the best interests of the Trust,  had been  adjudicated,  it would have been  adjudicated  in favor of such person, and (y) based upon a review of readily  available facts such trustee,  officer,  employee or agent did not engage in willful  misfeasance,  gross  negligence or reckless  disregard of duty. The rights  accruing to any  Person  under  these  provisions  shall  not  exclude  any  other  right to which he may be  lawfully entitled;  provided that no Person may satisfy any right of indemnity or  reimbursement  granted herein or in Section 5.1 or to which he may be otherwise  entitled  except out of the property of the Trust,  and no
         Shareholder  shall be  personally  liable  to any  Person  with  respect  to any claim  for  indemnity  or reimbursement  or otherwise.  The Trustees may make advance  payments in connection  with  indemnification under this Section 5.2,  provided that the  indemnified  person shall have given a written  undertaking to reimburse  the  Trust  in the  event  it is  subsequently  determined  that  he is not  entitled  to  such indemnification  and, provided  further,  that the Trust shall have obtained  protection,  satisfactory in the sole judgment of the  disinterested  Trustees  acting on the matter  (provided  that a majority of the disinterested  Trustees  then in office act on the  matter),  against  losses  arising out of such advance payments or such Trustees , or independent  legal counsel,  in a written  opinion,  shall have determined, based upon a review of readily  available  facts that there is reason to believe  that such person will be found to be entitled to such indemnification.

Insofar as  indemnification  for liability  arising under the  Securities Act of 1933 ("1933 Act") may be permitted to  trustees,  officers  and  controlling  persons of the  Registrant  pursuant  to the  foregoing  provisions,  or otherwise,  the  Registrant has been advised that in the opinion of the  Securities  and Exchange  Commission  such indemnification  is against  public policy as expressed in the 1933 Act and is,  therefore,  unenforceable.  In the event that a claim for  indemnification  against  such  liabilities  (other than the payment by the  Registrant  of expenses incurred or paid by a trustee,  officer or controlling  person of the Registrant in the successful defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling person in connection with the securities  being  registered,  the Registrant  will,  unless in the opinion of its counsel the matter has been settled  by  controlling  precedent,  submit to a court of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against  public  policy as  expressed  in the 1933 Act and will be  governed by the final adjudication of such issue.

Item 16.  Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except
Exhibits 4(A), 12(A), 14(A) and 16(A):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Amended and Restated  Declaration of Trust of the  Registrant as filed in  Massachusetts on September  23, 1999 and  previously  filed with  Post-Effective  Amendment  No. 32 to
                           Registration Statement filed on Form N-1A on October 15, 1999.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws for the  Registrant  previously  filed with  Post-Effective  Amendment No. 35 to
                           Registration Statement filed on Form N-1A on April 27, 2000.

         (3)      Copies of any voting  trust  agreement  affecting  more than five  percent of any class of equity securities of the Registrant;

                  Not Applicable

         (4)      Copies of the agreement of acquisition,  reorganization,  merger,  liquidation and any amendments to it;

                  (A)        The Plan of  Reorganization  is included in this  registration  statement as Exhibit A to the Prospectus/Proxy Statement.

         (5)      Copies of all  instruments  defining  the rights of holders of the  securities  being  registered including,  where  applicable,  the relevant  portion of the articles of incorporation or by-laws of the Registrant;

                  (A)       Articles VI, VIII,  IX and X of the  Registrant's  Declaration  of Trust as  previously filed with  Post-Effective  Amendment No. 32 to  Registration  Statement  filed on Form
                            N-1A on  October  15,  1999 and  Article  11 of the  Registrant's  By-laws  filed  with
                            Post-Effective  Amendment No. 35 to Registration  Statement filed on Form N-1A on April
                            27, 2000.

         (6)      Copies of all  investment  advisory  contracts  relating to the  management  of the assets of the
                  Registrant;

                  (A)      Form of  Investment  Management  Agreement  between  Registrant  and each of  Prudential
                           Investments  LLC  and  American  Skandia  Investment  Services,  Incorporated  for  each
                           Portfolio  was  previously  filed as  Exhibit  D to Item  77Q1(E)  with the  Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (B)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential Investments LLC and GAMCO Investors,  Inc. for the AST Gabelli
                           Small-Cap  Value  Portfolio was  previously  filed as Exhibit D to Item 77Q1(E) with the
                           Semi-Annual Report on Form NSAR on September 10, 2003.

                  (C)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Deutsche Asset  Management,  Inc. for the
                           AST DeAM Small-Cap  Value  Portfolio was  previously  filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (D)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential Investments LLC and Neuberger Berman Management,  Inc. for the
                           AST Neuberger  Berman  Mid-Cap  Growth  Portfolio was  previously  filed as Exhibit D to
                           Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (E)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential Investments LLC and Neuberger Berman Management,  Inc. for the
                           AST Neuberger  Berman Mid-Cap Value Portfolio was previously  filed as Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (F)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Fred Alger  Management,  Inc. for the AST
                           Alger All-Cap Growth  Portfolio was  previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (G)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential Investments LLC and GAMCO Investors,  Inc. for the AST Gabelli
                           All-Cap  Value  Portfolio  was  previously  filed as Exhibit D to Item  77Q1(E) with the
                           Semi-Annual Report on Form NSAR on September 10, 2003.

                  (H)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments  LLC and T. Rowe Price  Associates,  Inc. for the
                           AST T. Rowe Price  Natural  Resources  Portfolio  was  previously  filed as Exhibit D to
                           Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (I)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Alliance Capital  Management L.P. for the
                           AST Alliance  Growth  Portfolio was  previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (J)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Massachusetts  Financial Services Company
                           for the AST MFS Growth  Portfolio  was  previously  filed as  Exhibit D to Item  77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (K)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and J.P. Morgan Investment  Management,  Inc.
                           for the AST J.P. Morgan  International  Equity  Portfolio was previously  filed with the
                           Registration  Statement  on Form N-14 (for the AST William  Blair  International  Growth
                           Portfolio) on March 5, 2004.

                  (L)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Marsico Capital  Management,  LLC for the
                           AST Marsico Capital Growth  Portfolio was previously  filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (M)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Goldman Sachs Asset Management,  L.P. for
                           the AST Goldman Sachs  Concentrated  Growth  Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (N)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Deutsche Asset  Management,  Inc. for the
                           AST DeAM Large-Cap  Growth  Portfolio was previously  filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (O)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Deutsche Asset  Management,  Inc. for the
                           AST DeAM Large-Cap  Value  Portfolio was  previously  filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (P)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments  LLC and Sanford C.  Bernstein & Co., LLC for the
                           AST  Alliance/Bernstein  Growth + Value  Portfolio was previously  filed as Exhibit D to
                           Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (Q)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments  LLC and Sanford C.  Bernstein & Co., LLC for the
                           AST Sanford  Bernstein Core Value  Portfolio was  previously  filed as Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (R)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Cohen & Steers Capital  Management,  Inc.
                           for the AST Cohen & Steers Realty  Portfolio was  previously  filed as Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (S)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments  LLC and Sanford C.  Bernstein & Co., LLC for the
                           AST Sanford  Bernstein  Managed Index 500 Portfolio was previously filed as Exhibit D to
                           Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.
                  (T)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and American Century  Investment  Management,
                           Inc. for the AST American  Century  Income & Growth  Portfolio was  previously  filed as
                           Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on  September  10,
                           2003.

                  (U)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Goldman Sachs Asset Management,  L.P. for
                           the AST Goldman Sachs Mid-Cap  Growth  Portfolio  was  previously  filed as Exhibit D to
                           Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (V)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Alliance Capital  Management L.P. for the
                           AST  Alliance  Growth and Income  Portfolio  was  previously  filed as Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (W)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and William Blair & Company,  LLC for the AST
                           William Blair  International  Growth Portfolio was previously filed as Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (X)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Massachusetts  Financial Services Company
                           for the AST MFS Growth with Income  Portfolio was previously  filed as Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (Y)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Deutsche Asset  Management,  Inc. for the
                           AST DeAM Global  Allocation  Portfolio was previously filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (Z)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and American Century  Investment  Management,
                           Inc. for the AST American Century Strategic  Balanced  Portfolio was previously filed as
                           Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on  September  10,
                           2003.

                  (AA)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential Investments LLC and T. Rowe Price International,  Inc. for the
                           AST T. Rowe  Price  Global  Bond  Portfolio  was  previously  filed as Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (BB)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Federated  Investment  Counseling for the
                           AST Federated  High Yield  Portfolio was  previously  filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (CC)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Lord Abbett & Co. for the AST Lord Abbett
                           Bond-Debenture  Portfolio  was  previously  filed as Exhibit D to Item  77Q1(E) with the
                           Semi-Annual Report on Form NSAR on September 10, 2003.

                  (DD)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Deutsche Asset  Management,  Inc. for the
                           AST DeAM Bond  Portfolio  was  previously  filed as Exhibit D to Item  77Q1(E)  with the
                           Semi-Annual Report on Form NSAR on September 10, 2003.

                  (EE)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Pacific Investment Management Company LLC
                           for the AST PIMCO  Total  Return Bond  Portfolio  was  previously  filed as Exhibit D to
                           Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (FF)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and American Century  Investment  Management,
                           Inc. for the AST American  Century  International  Growth Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual  Report on Form NSAR on September 10,
                           2003.

                  (GG)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Deutsche Asset  Management,  Inc. for the
                           AST DeAM  International  Equity  Portfolio  was  previously  filed as  Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (HH)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Massachusetts  Financial Services Company
                           for the AST MFS  Global  Equity  Portfolio  was  previously  filed as  Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (II)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential Investments LLC and Pilgrim Baxter & Associates,  Ltd. for the
                           AST PBHG Small-Cap  Growth  Portfolio was previously  filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (JJ)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Deutsche Asset  Management,  Inc. for the
                           AST DeAM Small-Cap  Growth  Portfolio was previously  filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (KK)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Federated  Investment  Counseling for the
                           AST Federated  Aggressive  Growth  Portfolio was  previously  filed as Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (LL)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Goldman Sachs Asset Management,  L.P. for
                           the AST Goldman Sachs  Small-Cap  Value  Portfolio was previously  filed as Exhibit D to
                           Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (MM)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments  LLC and INVESCO  Funds  Group,  Inc. for the AST
                           INVESCO  Capital  Income  Portfolio  was  previously  filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (NN)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments  LLC and T. Rowe Price  Associates,  Inc. for the
                           AST T. Rowe Price Asset  Allocation  Portfolio was previously filed as Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (OO)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Pacific Investment Management Company LLC
                           for the AST PIMCO Limited  Maturity Bond Portfolio was previously  filed as Exhibit D to
                           Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (PP)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments  LLC and Wells Capital  Management,  Incorporated
                           for the AST Money Market  Portfolio  was  previously  filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

         (7)      Copies of each  underwriting  or  distribution  contract  between the  Registrant and a principal underwriter,  and  specimens  or copies of all  agreements  between  principal  underwriters  and dealers;

                  (A)      Sales Agreement between  Registrant and American Skandia Life Assurance  Corporation was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on March 2, 1998.

         (8)      Copies of all bonus,  profit sharing,  pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the  Registrant  in their  capacity as such.
                  Furnish  a  reasonably  detailed  description  of any  plan  that is not set  forth  in a  formal document;

                  Not Applicable

         (9)      Copies of all custodian  agreements and depository  contracts under Section 17(f) of the 1940 Act
                  for  securities  and  similar   investments  of  the   Registrant,   including  the  schedule  of
                  remuneration;

(A)      Amended  and  Restated  Custody  Agreement  between  Registrant  and  Morgan  Stanley  Trust  Company  was
                           previously filed with  Post-Effective  Amendment No. 27 to Registration  Statement filed on Form N-1A on October 16, 1998.

(B)      Foreign Custody Manager  Delegation  Amendment was previously filed with  Post-Effective  Amendment No. 27 to Registration Statement filed on Form N-1A on October 16, 1998.

(C)      Amended  Custodian  Agreement  between  Registrant and Provident  National Bank was previously  filed with
                           Post-Effective  Amendment No. 25 to  Registration  Statement filed on Form N-1A on March
                           2, 1998.

(D)      Amendment to Custodian  Services  Agreement  between  Registrant and PNC Bank,  N.A. was previously  filed with  Post-Effective  Amendment No. 27 to  Registration  Statement filed on Form N-1A on
                           October 16, 1998.

(E)      Amendment to Custodian  Services  Agreement  between  Registrant and PFPC Trust Company  previously  filed with  Post-Effective  Amendment No. 35 to  Registration  Statement filed on Form N-1A on
                           April 27, 2000.

(F)      Amended Transfer Agency Agreement between Registrant and Provident  Financial  Processing  Corporation was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on March 2, 1998.

         (10)     Copies of any plan entered into by  Registrant  pursuant to Rule 12b-1 under the 1940 Act and any agreements  with any  person  relating  to  implementation  of the plan,  and  copies of any plan entered  into by  Registrant  pursuant to Rule 18f-3 under the 1940 Act, any  agreement  with any person  relating to  implementation  of the plan,  any  amendment to the plan,  and a copy of the portion of the minutes of the meeting of the  Registrant's  trustees  describing any action taken to revoke the plan;

                  (A)        Form of Rule  12b-1 plan  previously  filed with  Post-Effective  Amendment  No. 35 to
                             Registration Statement filed on Form N-1A on April 27, 2000.

         (11)     An opinion  and  consent  of  counsel as to the  legality  of the  securities  being  registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion and consent of counsel was previously  filed with  Post-Effective  Amendment No.
                           48 to Registration Statement filed on Form N-1A on April 30, 2003.

         (12)     An  opinion,  and  consent to their  use,  of counsel  or, in lieu of an  opinion,  a copy of the revenue ruling from the Internal  Revenue  Service,  supporting the tax matters and  consequences to shareholders discussed in the prospectus;

                  (A)      Form of Opinion  and Consent of Counsel  Supporting  Tax  Matters  and  Consequences  to
                           Shareholders is filed herewith as Exhibit No. 12(A).

         (13)     Copies of all material  contracts of the Registrant  not made in the ordinary  course of business which are to be  performed  in whole or in part on or after the date of filing  the  registration statement;

(A)      Amended  Administration  Agreement between Registrant and Provident Financial  Processing  Corporation was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on March 2, 1998.

(B)      Service Agreement  between American Skandia  Investment  Services,  Incorporated and Kemper Investors Life
                           Insurance  Company  was  previously  filed  with  Post-Effective  Amendment  No.  21  to
                           Registration Statement filed on Form N-1A on February 27, 1997.

         (14)     Copies of any other  opinions,  appraisals,  or rulings,  and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

                  (A)      Consent of  independent  auditors,  KMPG,  LLP, is filed  herewith as Exhibit No. 14(A).
                           (to be provided)
         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually  signed  copies of any power of  attorney  pursuant  to which the name of any person has been signed to the registration statement; and

                  (A)       Powers of Attorney is filed herewith as Exhibit No. 16(A).

         (17)     Any additional exhibits which the registrant may wish to file.

                  Not Applicable

Item 17.  Undertakings

                  (a)      The  undersigned   Registrant  agrees  that  prior  to  any  public  reoffering  of  the securities  registered  through the use of prospectus which is part of this registration statement by any person or party who is deemed to be an  underwriter  within the meaning of Rule  145(c) of the  Securities  Act,  the  reoffering  prospectus  will  contain the information  called for by the applicable  registration  form for reofferings by persons who may be deemed  underwriters,  in addition to the information called for by the other items of the applicable form.

                  (b)      The undersigned  Registrant  agrees that every  prospectus that is filed under paragraph
                           (1) above will be filed as part of an amendment to the  registration  statement and will not be used until the amendment is effective,  and that,  in  determining  any liability under  the  1933  Act,  each  post-effective  amendment  shall  be  deemed  to  be a new registration  statement  for the  securities  offered  therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                                    SIGNATURES
                                                    ----------

As  required  by the  Securities  Act of 1933,  this  registration  statement  has been  signed  on  behalf  of the
Registrant, in the City of Shelton and State of Connecticut, on the 5th day of March, 2004.

                                                                       American Skandia Trust
                                                                       ----------------------
                                                                       (Registrant)

                                                                       By: /s/Edward P. Macdonald
                                                                           ----------------------
                                                                           Edward P. Macdonald
                                                                           Assistant Secretary

         As required by the  Securities  Act of 1933,  this  Registration  Statement  has been signed  below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                              Date
---------                                            -----                              ----

David R. Odenath*                           Trustee and President (Principal            3/5/04
----------------                                                                        ------
David R. Odenath                            Executive Officer)

Grace Torres*                               Treasurer (Principal                        3/5/04
------------                                                                            ------
Grace Torres                                Financial and Accounting
                                            Officer)

Delayne Dedrick Gold*                       Trustee                                     3/5/04
--------------------                                                                    ------
Delayne Dedrick Gold

Saul K. Fenster*                            Trustee                                     3/5/04
----------------                                                                        ------
Sauk K. Fenster, Ph.D.

Robert F. Gunia*                            Trustee                                     3/5/04
---------------                                                                         ------
Robert F. Gunia

W. Scott McDonald, Jr.*                     Trustee                                     3/5/04
----------------------                                                                  ------
W. Scott McDonald, Jr.

Thomas T. Mooney*                           Trustee                                     3/5/04
----------------                                                                        ------
Thomas T. Mooney

Thomas M. O'Brien*                          Trustee                                     3/5/04
-----------------                                                                       ------
Thomas M. O'Brien

John A. Pileski*                            Trustee                                     3/5/04
---------------                                                                         ------
John A. Pileski

F. Don Schwartz*                            Trustee                                     3/5/04
---------------                                                                         ------
F. Don Schwartz

                                   *By:  /s/Edward P. Macdonald
                                       ------------------------
                                       Edward P. Macdonald
                                       *Pursuant to Powers of Attorney previously filed

                                              AMERICAN SKANDIA TRUST
                                        REGISTRATION STATEMENT ON FORM N-14
                                                   EXHIBIT INDEX

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EXHIBIT NO.                    DESCRIPTION                                                         LOCATION
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(1)(A)                         Amended and Restated Declaration of Trust of the Registrant         *
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(2)(A)                         By-laws for the Registrant                                          *
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(5)(A)                         Articles VI, VIII, IX and X of the Registrant's Declaration of      *
                               Trust
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(6)(A)                         Form of Investment Management Agreement between Registrant and      *
                               each of Prudential Investments LLC and American Skandia
                               Investment Services, Incorporated for each Portfolio
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------------------------------ ------------------------------------------------------------------- -------------------
(6)(B)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               GAMCO Investors, Inc. for the AST Gabelli Small-Cap Value
                               Portfolio
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------------------------------ ------------------------------------------------------------------- -------------------
(6)(C)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Small-Cap Value
                               Portfolio
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------------------------------ ------------------------------------------------------------------- -------------------
(6)(D)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Neuberger Berman Management, Inc. for the AST Neuberger Berman
                               Mid-Cap Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(E)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Neuberger Berman Management, Inc. for the AST Neuberger Berman
                               Mid-Cap Value Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(F)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Fred Alger Management, Inc. for the AST Alger All-Cap Growth
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(G)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               GAMCO Investors, Inc. for the AST Gabelli All-Cap Value Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(H)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               T. Rowe Price Associates, Inc. for the AST T. Rowe Price Natural
                               Resources Portfolio
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------------------------------ ------------------------------------------------------------------- -------------------
(6)(I)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Alliance Capital Management L.P. for the AST Alliance Growth
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(J)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Massachusetts Financial Services Company for the AST MFS Growth
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(K)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               J.P. Morgan Investment Management, Inc. for the AST J.P. Morgan
                               International Equity Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(L)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Marsico Capital Management, LLC for the AST Marsico Capital
                               Growth Portfolio
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------------------------------ ------------------------------------------------------------------- -------------------
(6)(M)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Goldman Sachs Asset Management, L.P. for the AST Goldman Sachs
                               Concentrated Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(N)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Large-Cap Growth
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(O)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Large-Cap Value
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(P)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Sanford C. Bernstein & Co., LLC for the AST Alliance/Bernstein
                               Growth + Value Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(Q)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Sanford C. Bernstein & Co., LLC for the AST Sanford Bernstein
                               Core Value Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(R)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Cohen & Steers Capital Management, Inc. for the AST Cohen &
                               Steers Realty Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(S)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Sanford C. Bernstein & Co., LLC for the AST Sanford Bernstein
                               Managed Index 500 Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(T)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               American Century Investment Management, Inc. for the AST American
                               Century Income & Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(U)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Goldman Sachs Asset Management, L.P. for the AST Goldman Sachs
                               Mid-Cap Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(V)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Alliance Capital Management L.P. for the AST Alliance Growth and
                               Income Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(W)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               William Blair & Company, LLC for the AST William Blair
                               International Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(X)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Massachusetts Financial Services Company for the AST MFS Growth
                               with Income Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(Y)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Global
                               Allocation Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(Z)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               American Century Investment Management, Inc. for the AST American
                               Century Strategic Balanced Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(AA)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               T. Rowe Price International, Inc. for the AST T. Rowe Price
                               Global Bond Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(BB)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Federated Investment Counseling for the AST Federated High Yield
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(CC)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Lord Abbett & Co. for the AST Lord Abbett Bond-Debenture Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(DD)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Bond Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(EE)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Pacific Investment Management Company LLC for the AST PIMCO Total
                               Return Bond Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(FF)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               American Century Investment Management, Inc. for the AST American
                               Century International Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(GG)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM International
                               Equity Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(HH)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Massachusetts Financial Services Company for the AST MFS Global
                               Equity Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(II)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Pilgrim Baxter & Associates, Ltd. for the AST PBHG Small-Cap
                               Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(JJ)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Small-Cap Growth
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(KK)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Federated Investment Counseling for the AST Federated Aggressive
                               Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(LL)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Goldman Sachs Asset Management, L.P. for the AST Goldman Sachs
                               Small-Cap Value Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(MM)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               INVESCO Funds Group, Inc. for the AST INVESCO Capital Income
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(NN)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               T. Rowe Price Associates, Inc. for the AST T. Rowe Price Asset
                               Allocation Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(OO)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Pacific Investment Management Company LLC for the AST PIMCO
                               Limited Maturity Bond Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(PP)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Wells Capital Management, Incorporated for the AST Money Market
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(7)(A)                         Sales Agreement between Registrant and American Skandia Life        *
                               Assurance Corporation
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(A)                         Amended and Restated Custody Agreement between Registrant and       *
                               Morgan Stanley Trust Company
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(B)                         Foreign Custody Manager Delegation Amendment                        *
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------------------------------ ------------------------------------------------------------------- -------------------
(9)(C)                         Amended Custodian Agreement between Registrant and Provident        *
                               National Bank
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(D)                         Amendment to Custodian Services Agreement between Registrant and    *
                               PNC Bank, N.A.
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(E)                         Amendment to Custodian Services Agreement between Registrant and    *
                               PFPC Trust Company
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(F)                         Amended Transfer Agency Agreement between Registrant and            *
                               Provident Financial Processing Corporation
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(A)                        Form of Rule 12b-1 plan                                             *
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(11)(A)                        Opinion and consent of counsel                                      *
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(12)(A)                        Form of Opinion and Consent of Counsel Supporting Tax Matters and   Attached
                               Consequences to Shareholders
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(A)                        Amended Administration Agreement between Registrant and Provident   *
                               Financial Processing Corporation
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(B)                        Service Agreement between American Skandia Investment Services,     *
                               Incorporated and Kemper Investors Life Insurance Company
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(14)(A)                        Consent of independent auditors, KPMG, LLP                          To be provided
------------------------------ ------------------------------------------------------------------- -------------------
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(16)(A)                        Powers of Attorney                                                  *
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